ANNUAL REPORT

MAY 31, 1998

------------------

MONEY MARKET FUNDS

[LOGO] NORWEST ADVANTAGE FUNDS-Registered Trademark-


MONEY MARKET FUNDS
---------------------------
Cash Investment Fund
Ready Cash Investment Fund
U.S. Government Fund
Treasury Fund
Municipal Money Market Fund

 TABLE OF CONTENTS                                                  MAY 31, 1998

--------------------------------------------------------------------------------

                                                              PAGE
                                                              ----
A MESSAGE TO OUR SHAREHOLDERS...............................    1

NORWEST ADVANTAGE FUNDS
         Independent Auditors' Report.......................    2
         Statements of Assets and Liabilities...............    3
         Statements of Operations...........................    4
         Statements of Changes in Net Assets................    5
         Financial Highlights...............................    6
         Notes to Financial Statements......................    7
         Supplementary Information (unaudited)..............    9
         Schedules of Investments...........................   10
                  Cash Investment Fund......................   10
                  Ready Cash Investment Fund................   10
                  U.S. Government Fund......................   10
                  Treasury Fund.............................   11
                  Municipal Money Market Fund...............   11
         Notes to Schedules of Investments..................   18

CORE TRUST (DELAWARE)
         Independent Auditors' Report.......................   20
         Statements of Assets and Liabilities...............   21
         Statements of Operations...........................   22
         Statements of Changes in Net Assets................   23
         Financial Highlights...............................   24
         Notes to Financial Statements......................   25
         Schedules of Investments...........................   27
                  Prime Market Portfolio....................   27
                  Money Market Portfolio....................   28
         Notes to Schedules of Investments..................   30

                                                                 [LOGO]

 A MESSAGE TO OUR SHAREHOLDERS

--------------------------------------------------------------------------------

                                                        July 21, 1998

           Dear Valued Shareholder,

               We are pleased to present the 1998 Annual Report for the Norwest Advantage Funds. This report includes the five Norwest Advantage money market funds.

               Norwest Advantage Funds experienced another year of significant growth, with net assets increasing from $14.7 billion to $20.8 billion as of May 31, 1998. Our success can be partly attributed to the confidence and support of our shareholders generated by the continued positive performance of many of the Norwest Advantage Funds. Of course, we will continue to provide prudent management to maintain that confidence.

               Events in Southeast Asia dominated headlines during the past year. Asia's emerging nations were battered by a currency free fall that began in Thailand and swept across Malaysia, Indonesia, South Korea, Hong Kong and the Philippines, sparking a rout from which the region has not yet recovered. At the same time, Japan's economic and banking problems sent the country into a severe recession.

               While the U.S. economy has felt the impact of the Asian "flu", our financial markets have proved quite resilient. Indeed, the combination of low inflation, declining interest rates and strong consumer spending have helped our economy grow at a steady rate, with the S&P 500 Composite Stock Price Index climbing nearly 30% during the fiscal year ending May 31, 1998. Because our underlying economic fundamentals in the U.S. remain solid, we are cautiously optimistic that our financial markets will continue to perform relatively well. Still, investors will experience volatile equity markets until Asian economies improve.

               One of the most significant effects of developments in Asia has been the historic "decoupling" of U.S. stock and bond markets. Deflationary forces, especially evident in commodity prices, have lowered our overall inflation rate to very near 1 percent. Therefore, concerns over Fed tightening have waned, once again.

               While the stock market has retreated from recent highs due to concerns over corporate earnings, the bond market has staged a remarkable rally in this environment. Interest rates on 30-year Treasury bonds have declined from 7 percent in May of last year to less than 6 percent currently, breaking through levels that many thought were impenetrable without evidence of an economic slowdown.

               Keep in mind that not all global markets are in turmoil. European markets have surged during the past year thanks to falling interest rates married with growing enthusiasm for the EURO. In fact, conversion to the EURO, which will be introduced January 1, 1999, has accelerated the movement toward greater competitiveness and free-market capitalism. As a result, Europe's market indices have climbed more than a third in the last year.

               Market volatility is always unnerving to investors. Yet volatility underscores the importance of two tried-and-true investment concepts: diversification to reduce risk and a long-term outlook to weather market fluctuations. To meet your investment needs and tolerance for risk, we offer a wide variety of mutual funds -- including new funds we introduced this year -- along with personalized service to help you achieve your goals. If you have questions or need information, please call us at 1-(800) 338-1348 or (612) 667-8833, option 2. Thank you for choosing Norwest Advantage Funds. We look forward to working with you in the future.

                                      Sincerely,

                                      /s/ John Y. Keffer

                                      John Y. Keffer
                                      CHAIRMAN, NORWEST ADVANTAGE
                                      FUNDS

                                                                 [LOGO]

 INDEPENDENT AUDITORS' REPORT

--------------------------------------------------------------------------------

           To the Board of Trustees and Shareholders
           Norwest Advantage Funds

               We have audited the accompanying statements of assets and liabilities of Cash Investment Fund, Ready Cash Investment Fund, U.S. Government Fund, Treasury Fund, and Municipal Money Market Fund, portfolios of Norwest Advantage Funds (collectively, the "Funds"), including the schedules of investments, as of May 31, 1998, and the related statements of operations for the year then ended, statements of changes in net assets for each of the years in the two-year period then ended and financial highlights for each of the years or periods in the five-year period ended May 31, 1998. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

               We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of May 31, 1998, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

               In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Funds as of May 31, 1998, the results of their operations for the year then ended, changes in their net assets for each of the years in the two-year period then ended and financial highlights for each of the years or periods in the five-year period ended May 31, 1998, in conformity with generally accepted accounting principles.

                                                        [LOGO]

           Boston, Massachusetts
           July 21, 1998

                                                                 [LOGO]

 STATEMENTS OF ASSETS AND LIABILITIES                               MAY 31, 1998

--------------------------------------------------------------------------------

                                                                                                                   MUNICIPAL
                                             CASH           READY CASH           U.S.                                MONEY
                                          INVESTMENT        INVESTMENT        GOVERNMENT         TREASURY           MARKET
                                             FUND              FUND              FUND              FUND              FUND
                                        ---------------   ---------------   ---------------   ---------------   ---------------
ASSETS
  Investments (Note 2)
    Investments at cost...............  $4,697,500,057    $  790,042,915    $1,457,223,097    $   964,447,325   $ 1,020,968,103
    Repurchase agreements at cost.....               -                 -       801,000,000                  -                 -
                                        ---------------   ---------------   ---------------   ---------------   ---------------
  Total investments at value..........   4,697,500,057       790,042,915     2,258,223,097        964,447,325     1,020,968,103

  Cash................................               -                 -             1,562             36,478            18,042
  Receivable for interest and other
    receivables.......................           2,454                 -        11,394,852         15,834,739        11,239,208
  Receivable for securities sold......               -                 -                 -        464,898,631         1,009,999
                                        ---------------   ---------------   ---------------   ---------------   ---------------
TOTAL ASSETS..........................   4,697,502,511       790,042,915     2,269,619,511      1,445,217,173     1,033,235,352
                                        ---------------   ---------------   ---------------   ---------------   ---------------

LIABILITIES
  Payable for investments purchased...               -                 -                 -                  -         8,657,937
  Payable to Norwest and affiliates
    (Note 3)..........................         720,767           163,533           779,590            467,903           323,944
  Payable to other related parties
    (Note 3)..........................          67,370            98,079           191,389              9,496            20,324
  Accrued expenses and other
    liabilities.......................         382,151            58,254           124,341            141,737           112,473
  Dividends payable...................      10,514,066             5,981         8,316,345          4,082,975         2,357,388
                                        ---------------   ---------------   ---------------   ---------------   ---------------
TOTAL LIABILITIES.....................      11,684,354           325,847         9,411,665          4,702,111        11,472,066
                                        ---------------   ---------------   ---------------   ---------------   ---------------
NET ASSETS............................  $4,685,818,157    $  789,717,068    $2,260,207,846    $ 1,440,515,062   $ 1,021,763,286
                                        ---------------   ---------------   ---------------   ---------------   ---------------
                                        ---------------   ---------------   ---------------   ---------------   ---------------

COMPONENTS OF NET ASSETS
  Paid in Capital.....................  $4,687,724,506    $  789,736,109    $2,260,547,511    $ 1,440,234,562   $ 1,023,083,024
  Undistributed (distributions in
    excess of)
    net investment income.............        (147,521)           (3,100)          (56,270)           102,005          (198,272)
  Accumulated net realized gain (loss)
    from investments sold.............      (1,758,828)          (15,941)         (283,395)           178,495        (1,121,466)
                                        ---------------   ---------------   ---------------   ---------------   ---------------
NET ASSETS............................  $4,685,818,157    $  789,717,068    $2,260,207,846    $ 1,440,515,062   $ 1,021,763,286
                                        ---------------   ---------------   ---------------   ---------------   ---------------
                                        ---------------   ---------------   ---------------   ---------------   ---------------

NET ASSETS BY SHARE CLASS
  Single class funds..................  $4,685,818,157    $            -    $2,260,207,846    $ 1,440,515,062   $             -
  Investor Shares.....................               -       789,379,802                 -                  -        44,070,642
  Exchange Shares.....................               -           337,266                 -                  -                 -
  Institutional Shares................               -                 -                 -                  -       977,692,644
                                        ---------------   ---------------   ---------------   ---------------   ---------------
NET ASSETS............................  $4,685,818,157    $  789,717,068    $2,260,207,846    $ 1,440,515,062   $ 1,021,763,286
                                        ---------------   ---------------   ---------------   ---------------   ---------------
                                        ---------------   ---------------   ---------------   ---------------   ---------------

SHARES OF BENEFICIAL INTEREST
  Single class funds..................   4,687,649,667                 -     2,260,591,023      1,440,233,278                 -
  Investor Shares.....................               -       789,408,055                 -                  -        44,078,064
  Exchange Shares.....................               -           337,280                 -                  -                 -
  Institutional Shares................               -                 -                 -                  -       977,681,829

NET ASSET VALUE PER SHARE (Net Assets
  divided by Shares of Beneficial
  Interest)
  All share classes...................  $         1.00    $         1.00    $         1.00    $          1.00   $          1.00
                                        ---------------   ---------------   ---------------   ---------------   ---------------
                                        ---------------   ---------------   ---------------   ---------------   ---------------

                                                                 [LOGO]
See Notes to Financial Statements

 STATEMENTS OF OPERATIONS                                YEAR ENDED MAY 31, 1998

--------------------------------------------------------------------------------

                                                                                                             MUNICIPAL
                                                   CASH         READY CASH        U.S.                         MONEY
                                                INVESTMENT      INVESTMENT     GOVERNMENT      TREASURY        MARKET
                                                   FUND            FUND           FUND           FUND           FUND
                                               -------------   ------------   ------------   ------------   ------------
INVESTMENT INCOME
  Interest income............................  $ 29,667,081    $26,939,935    $126,276,176   $63,997,934    $32,934,108
                                               -------------   ------------   ------------   ------------   ------------

NET INVESTMENT INCOME ALLOCATED FROM
   PORTFOLIOS
  Interest income............................   192,472,772     30,228,652              -              -              -
  Net expenses from Portfolios...............    (8,684,882)    (2,107,063)             -              -              -
                                               -------------   ------------   ------------   ------------   ------------
Net Investment Income allocated from
   Portfolios................................   183,787,890     28,121,589              -              -              -
                                               -------------   ------------   ------------   ------------   ------------
Total Income.................................   213,454,971     55,061,524    126,276,176     63,997,934     32,934,108
                                               -------------   ------------   ------------   ------------   ------------

EXPENSES
  Advisory (Note 3)..........................       709,326      1,591,095      3,114,327      1,836,566      2,961,387
  Management and Administration (Note 3).....     2,037,558      1,263,708      2,134,700      1,154,682        896,734
  Transfer agent (Note 3)
    Single class funds.......................     7,957,408              -      5,654,848      2,992,848              -
    Investor Shares..........................             -      1,644,437              -              -        125,652
    Exchange Shares..........................             -            940              -              -              -
    Institutional Shares.....................             -        334,229              -              -        823,214
  Custody (Note 3)...........................        54,942         50,290        241,194        134,714        102,347
  Accounting (Note 3)........................        27,500         44,500         65,500         63,000         95,000
  Legal......................................        53,609         21,168         30,992         16,322         11,979
  Registration...............................       458,160        155,240        168,897        167,701        153,320
  Audit......................................         6,408          5,559         13,513         10,919         12,150
  Trustees...................................        43,801         16,780         28,319         14,851         10,673
  Distribution fees -- Exchange Shares (Note
    3).......................................             -          3,759              -              -              -
  Miscellaneous..............................       290,302         91,651        188,707        107,543        109,297
                                               -------------   ------------   ------------   ------------   ------------
TOTAL EXPENSES...............................    11,639,014      5,223,356     11,640,997      6,499,146      5,301,753
  Fees waived and expenses reimbursed (Note
    4).......................................    (1,840,325)      (349,516)      (330,954)      (993,777)    (1,270,532)
                                               -------------   ------------   ------------   ------------   ------------
NET EXPENSES.................................     9,798,689      4,873,840     11,310,043      5,505,369      4,031,221
                                               -------------   ------------   ------------   ------------   ------------
NET INVESTMENT INCOME........................   203,656,282     50,187,684    114,966,133     58,492,565     28,902,887
                                               -------------   ------------   ------------   ------------   ------------
NET REALIZED GAIN (LOSS) ON INVESTMENTS
  Net realized gain (loss) on investments
    sold.....................................         1,149         58,609        (48,377)       358,352        172,328
  Net realized gain (loss) on investments in
    Portfolios...............................       (54,501)       (10,211)             -              -              -
                                               -------------   ------------   ------------   ------------   ------------
NET REALIZED GAIN (LOSS) ON INVESTMENTS......       (53,352)        48,398        (48,377)       358,352        172,328
                                               -------------   ------------   ------------   ------------   ------------
INCREASE IN NET ASSETS RESULTING FROM
   OPERATIONS................................  $203,602,930    $50,236,082    $114,917,756   $58,850,917    $29,075,215
                                               -------------   ------------   ------------   ------------   ------------
                                               -------------   ------------   ------------   ------------   ------------

                                                                 [LOGO]
See Notes to Financial Statements

 STATEMENTS OF CHANGES IN NET ASSETS           YEARS ENDED MAY 31, 1997 AND 1998
--------------------------------------------------------------------------------

                                                                                                                 MUNICIPAL
                                           CASH           READY CASH           U.S.                                MONEY
                                        INVESTMENT        INVESTMENT        GOVERNMENT         TREASURY           MARKET
                                           FUND              FUND              FUND              FUND              FUND
                                     ----------------   ---------------   ---------------   ---------------   ---------------
NET ASSETS -- MAY 31, 1996.........  $  1,739,548,936   $ 1,554,262,679   $1,649,720,751    $   802,270,237   $   649,456,831
                                     ----------------   ---------------   ---------------   ---------------   ---------------
OPERATIONS
  Net investment income............       101,667,555        91,424,632       87,458,129         45,372,947        22,325,144
  Net realized gain (loss) on
    investments sold...............           (28,706)            2,559           37,429           (179,063)       (1,206,040)
  Net change in unrealized
    appreciation (depreciation) on
    investments....................                 -                 -                -                  -         1,200,000
                                     ----------------   ---------------   ---------------   ---------------   ---------------
  Net increase in net assets
    resulting from operations......       101,638,849        91,427,191       87,495,558         45,193,884        22,319,104
                                     ----------------   ---------------   ---------------   ---------------   ---------------
DISTRIBUTIONS TO SHAREHOLDERS FROM
  Net investment income
    Single class funds.............      (101,667,555)                -      (87,458,129)       (45,269,658)                -
    Investor Shares................                 -       (25,410,929)               -                  -        (1,828,190)
    Exchange Shares................                 -           (17,107)               -                  -                 -
    Institutional Shares...........                 -       (65,996,596)               -                  -       (20,496,954)
  Net capital gains
    Single class funds.............                 -                 -                -           (103,289)                -
                                     ----------------   ---------------   ---------------   ---------------   ---------------
  Total distributions to
    shareholders...................      (101,667,555)      (91,424,632)     (87,458,129)       (45,372,947)      (22,325,144)
                                     ----------------   ---------------   ---------------   ---------------   ---------------
CAPITAL SHARE TRANSACTIONS (AT
  $1.00 PER SHARE)
  Sale of shares
    Single class funds.............    10,161,636,220                 -    7,060,636,868      3,708,986,665                 -
    Investor Shares................                 -       620,857,448                -                  -       121,151,683
    Exchange Shares................                 -         1,259,541                -                  -                 -
    Institutional Shares...........                 -     3,780,214,447                -                  -     1,793,226,504
  Reinvestment of distributions
    Single class funds.............        84,172,490                 -       16,661,503         14,996,298                 -
    Investor Shares................                 -        25,380,468                -                  -         1,826,002
    Exchange Shares................                 -            17,199                -                  -                 -
    Institutional Shares...........                 -           148,015                -                  -         3,949,686
  Redemption of shares
    Single class funds.............    (9,837,435,300)                -   (6,814,482,545)    (3,522,377,627)                -
    Investor Shares................                 -      (544,106,362)               -                  -      (125,382,243)
    Exchange Shares................                 -          (750,549)               -                  -                 -
    Institutional Shares...........                 -    (3,510,169,837)               -                  -    (1,753,951,812)
                                     ----------------   ---------------   ---------------   ---------------   ---------------
  Net increase from capital share
    transactions...................       408,373,410       372,850,370      262,815,826        201,605,336        40,819,820
                                     ----------------   ---------------   ---------------   ---------------   ---------------
  Net increase in net assets.......       408,344,704       372,852,929      262,853,255        201,426,273        40,813,780
                                     ----------------   ---------------   ---------------   ---------------   ---------------
NET ASSETS -- MAY 31, 1997.........     2,147,893,640     1,927,115,608    1,912,574,006      1,003,696,510       690,270,611
                                     ----------------   ---------------   ---------------   ---------------   ---------------
OPERATIONS
  Net investment income............       203,656,282        50,187,684      114,966,133         58,492,565        28,902,887
  Net realized gain (loss) on
    investments....................           (53,352)           48,398          (48,377)           358,352           172,328
                                     ----------------   ---------------   ---------------   ---------------   ---------------
  Net increase in net assets
    resulting from operations......       203,602,930        50,236,082      114,917,756         58,850,917        29,075,215
                                     ----------------   ---------------   ---------------   ---------------   ---------------
DISTRIBUTIONS TO SHAREHOLDERS FROM
  Net investment income
    Single class funds.............      (203,656,282)                -     (114,966,133)       (58,492,565) -
    Investor Shares................                 -       (32,585,755)               -                  -        (1,571,100)
    Exchange Shares................                 -           (15,813)               -                  -                 -
    Institutional Shares...........                 -       (17,586,116)               -                  -       (27,331,787)
  Net capital gain
    Investor Shares................                 -                 -                -                  -            (3,249)
    Institutional Shares...........                 -                 -                -                  -           (58,183)
                                     ----------------   ---------------   ---------------   ---------------   ---------------
  Total distributions to
    shareholders...................      (203,656,282)      (50,187,684)    (114,966,133)       (58,492,565)      (28,964,319)
                                     ----------------   ---------------   ---------------   ---------------   ---------------
CAPITAL SHARE TRANSACTIONS (AT
  $1.00 PER SHARE)
  Sale of shares
    Single class funds.............    12,012,845,493                 -    8,855,872,101      4,446,530,993                 -
    Investor Shares................                 -       659,278,049                -                  -        81,294,057
    Exchange Shares................                 -         1,123,635                -                  -                 -
    Institutional Shares...........                 -     1,297,000,821                -                  -     2,529,846,649
  Reinvestment of distributions
    Single class funds.............       114,097,582                 -       18,495,730         18,522,775                 -
    Investor Shares................                 -        32,598,158                -                  -         1,574,299
    Exchange Shares................                 -            15,986                -                  -                 -
    Institutional Shares...........                 -            40,511                -                  -         4,917,786
  Redemption of shares
    Single class funds.............    (9,588,965,206)                -   (8,526,685,614)    (4,028,593,568)                -
    Investor Shares................                 -      (478,499,142)               -                  -       (93,421,410)
    Exchange Shares................                 -        (1,457,455)               -                  -                 -
    Institutional Shares...........                 -    (2,647,547,501)               -                  -    (2,192,829,602)
                                     ----------------   ---------------   ---------------   ---------------   ---------------
  Net increase (decrease) from
    capital share transactions.....     2,537,977,869    (1,137,446,938)     347,682,217        436,460,200       331,381,779
                                     ----------------   ---------------   ---------------   ---------------   ---------------
  Net increase (decrease) in net
    assets.........................     2,537,924,517    (1,137,398,540)     347,633,840        436,818,552       331,492,675
                                     ----------------   ---------------   ---------------   ---------------   ---------------
NET ASSETS -- MAY 31, 1998.........  $  4,685,818,157   $   789,717,068   $2,260,207,846    $ 1,440,515,062   $ 1,021,763,286
                                     ----------------   ---------------   ---------------   ---------------   ---------------
                                     ----------------   ---------------   ---------------   ---------------   ---------------
  Undistributed (distributions in
    excess of) net investment
    income
    May 31, 1997...................  $       (147,522)  $        (3,100)  $      (56,270)   $       102,005   $      (136,840)
                                     ----------------   ---------------   ---------------   ---------------   ---------------
                                     ----------------   ---------------   ---------------   ---------------   ---------------
    May 31, 1998...................  $       (147,521)  $        (3,100)  $      (56,270)   $       102,005   $      (198,272)
                                     ----------------   ---------------   ---------------   ---------------   ---------------
                                     ----------------   ---------------   ---------------   ---------------   ---------------

                                                                 [LOGO]
See Notes to Financial Statements

 FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------

 SELECTED DATA FOR A SHARE OUTSTANDING DURING THE PERIODS

                              BEGINNING                 NET REALIZED    DIVIDENDS       CAPITAL
                              NET ASSET      NET       AND UNREALIZED    FROM NET    CONTRIBUTION     ENDING NET
                              VALUE PER   INVESTMENT      LOSS ON       INVESTMENT       FROM        ASSET VALUE
                                SHARE       INCOME      INVESTMENTS       INCOME        ADVISER       PER SHARE
                              ---------   ----------   --------------   ----------   -------------   ------------
CASH INVESTMENT FUND
  Year Ended May 31,
  1998......................    $1.00       $0.053         $    -        $(0.053)        $   -          $1.00
  1997......................     1.00        0.051              -         (0.051)            -           1.00
  1996......................     1.00        0.054              -         (0.054)            -           1.00
  1995......................     1.00        0.049              -         (0.049)            -           1.00
  1994......................     1.00        0.031              -         (0.031)            -           1.00
READY CASH INVESTMENT FUND
INVESTOR SHARES
  Year Ended May 31,
  1998......................     1.00        0.050              -         (0.050)            -           1.00
  1997......................     1.00        0.047              -         (0.047)            -           1.00
  1996......................     1.00        0.051              -         (0.051)            -           1.00
  1995......................     1.00        0.045              -         (0.045)            -           1.00
  1994......................     1.00        0.027              -         (0.027)            -           1.00
EXCHANGE SHARES
  Year Ended May 31,
  1998......................     1.00        0.050         (0.008)        (0.042)            -           1.00
  1997......................     1.00        0.040              -         (0.040)            -           1.00
  1996......................     1.00        0.043              -         (0.043)            -           1.00
  1995......................     1.00        0.038              -         (0.038)            -           1.00
  May 9, 1994(b) to May 31,
    1994....................     1.00        0.001              -         (0.001)            -           1.00
U.S. GOVERNMENT FUND
  Year Ended May 31,
  1998......................     1.00        0.051              -         (0.051)            -           1.00
  1997......................     1.00        0.049              -         (0.049)            -           1.00
  1996......................     1.00        0.052              -         (0.052)            -           1.00
  1995......................     1.00        0.047              -         (0.047)            -           1.00
  1994......................     1.00        0.030              -         (0.030)            -           1.00
TREASURY FUND
  Year Ended May 31,
  1998......................     1.00        0.049              -         (0.049)            -           1.00
  1997......................     1.00        0.047              -         (0.047)            -           1.00
  1996......................     1.00        0.050              -         (0.050)            -           1.00
  1995......................     1.00        0.046              -         (0.046)            -           1.00
  1994......................     1.00        0.028              -         (0.028)            -           1.00
MUNICIPAL MONEY MARKET FUND
INVESTOR SHARES
  Year Ended May 31,
  1998......................     1.00        0.031              -         (0.031)            -           1.00
  1997......................     1.00        0.030              -         (0.030)            -           1.00
  1996......................     1.00        0.033              -         (0.033)            -           1.00
  1995......................     1.00        0.031         (0.004)        (0.031)        0.004           1.00
  1994......................     1.00        0.021              -         (0.021)            -           1.00
INSTITUTIONAL SHARES
  Year Ended May 31,
  1998......................     1.00        0.033              -         (0.033)            -           1.00
  1997......................     1.00        0.032              -         (0.032)            -           1.00
  1996......................     1.00        0.035              -         (0.035)            -           1.00
  1995......................     1.00        0.033         (0.004)        (0.033)        0.004           1.00
  August 3, 1993(b) to May
    31, 1994................     1.00        0.019              -         (0.019)            -           1.00

                                          RATIOS TO AVERAGE
                                             NET ASSETS                               NET ASSETS
                              -----------------------------------------                AT END OF
                                                                NET                     PERIOD
                                  NET           GROSS       INVESTMENT    TOTAL         (000'S
                               EXPENSES      EXPENSES(a)      INCOME      RETURN       OMITTED)
                              -----------   -------------   -----------   ------     -------------
CASH INVESTMENT FUND
  Year Ended May 31,
  1998......................      0.48%(e)       0.57%(e)      5.29%       5.42%      $4,685,818
  1997......................      0.48%          0.49%         5.07%       5.21%       2,147,894
  1996......................      0.48%          0.49%         5.36%       5.50%       1,739,549
  1995......................      0.48%          0.50%         4.87%       4.96%       1,464,304
  1994......................      0.49%          0.49%         3.11%       3.16%       1,381,402
READY CASH INVESTMENT FUND
INVESTOR SHARES
  Year Ended May 31,
  1998......................      0.82%(e)       0.82%(e)      4.95%       5.07%         789,380
  1997......................      0.82%          0.83%         4.75%       4.87%         576,011
  1996......................      0.82%          0.87%         5.02%       5.17%         473,879
  1995......................      0.82%          0.91%         4.64%       4.62%         268,603
  1994......................      0.82%          0.92%         2.70%       2.74%         164,138
EXCHANGE SHARES
  Year Ended May 31,
  1998......................      1.56%(e)       5.57%(e)      4.21%       4.29%             337
  1997......................      1.57%          5.66%         4.03%       4.09%             655
  1996......................      1.57%          8.24%         4.32%       4.38%             129
  1995......................      1.57%          6.32%         3.62%       3.69%             160
  May 9, 1994(b) to May 31,
    1994....................      1.53%(c)       1.85%(c)      2.48%(c)    2.51%(c)          151
U.S. GOVERNMENT FUND
  Year Ended May 31,
  1998......................      0.50%          0.51%         5.08%       5.20%       2,260,208
  1997......................      0.49%          0.49%         4.91%       5.04%       1,912,574
  1996......................      0.50%          0.51%         5.13%       5.27%       1,649,721
  1995......................      0.50%          0.52%         4.68%       4.81%       1,159,421
  1994......................      0.47%          0.53%         3.02%       3.07%       1,091,141
TREASURY FUND
  Year Ended May 31,
  1998......................      0.46%          0.54%         4.89%       5.00%       1,440,515
  1997......................      0.46%          0.53%         4.74%       4.87%       1,003,697
  1996......................      0.46%          0.56%         4.91%       5.04%         802,270
  1995......................      0.46%          0.57%         4.62%       4.65%         661,098
  1994......................      0.46%          0.58%         2.81%       2.83%         526,483
MUNICIPAL MONEY MARKET FUND
INVESTOR SHARES
  Year Ended May 31,
  1998......................      0.65%          0.83%         3.13%       3.18%          44,070
  1997......................      0.65%          0.87%         3.01%       3.08%          54,616
  1996......................      0.65%          0.88%         3.25%       3.31%          57,021
  1995......................      0.65%          0.93%         3.10%       3.13%(d)       47,424
  1994......................      0.65%          0.99%         2.03%       2.09%          33,554
INSTITUTIONAL SHARES
  Year Ended May 31,
  1998......................      0.45%          0.59%         3.32%       3.39%         977,693
  1997......................      0.45%          0.70%         3.21%       3.28%         635,655
  1996......................      0.45%          0.72%         3.41%       3.52%         592,436
  1995......................      0.45%          0.74%         3.37%       3.33%(d)      278,953
  August 3, 1993(b) to May
    31, 1994................      0.45%(c)       0.77%(c)      2.33%(c)    2.34%(c)      190,356

(a) During each period, various fees were waived and reimbursed. The ratio of Gross Expenses to Average Net Assets reflects the expense ratio in the absence of any waivers and reimbursements (Note 4)
(b) Commencement of operations
(c) Annualized
(d) The total return for 1995 includes the effect of a capital contribution from the Adviser. Without the capital contribution, the total return would have been 2.59% for Investor shares and 2.79% for Institutional shares
(e) Includes expenses allocated from the Portfolio(s) in which the Fund invests

                                                                 [LOGO]
See Notes to Financial Statements

 NOTES TO FINANCIAL STATEMENTS                                      MAY 31, 1998

--------------------------------------------------------------------------------

 NOTE 1. ORGANIZATION

Norwest Advantage Funds (the "Trust") is organized as a Delaware business trust and is registered as an open-end management investment company. The Trust currently has thirty-nine separate investment portfolios. These financial statements relate to the five money market investment portfolios of the Trust (each a "Fund"), each of which is a diversified portfolio. The Funds (and classes thereof) commenced operations on the following dates:

Cash Investment Fund...................................................................................  October 14, 1987
Ready Cash Investment Fund (Investor Shares)...........................................................  January 20, 1988
Ready Cash Investment Fund (Exchange Shares)...........................................................  May 9, 1994
Ready Cash Investment Fund (Institutional Shares)......................................................  January 4, 1994
U.S. Government Fund...................................................................................  November 16, 1987
Treasury Fund..........................................................................................  December 3, 1990
Municipal Money Market Fund (Investor Shares)..........................................................  January 7, 1988
Municipal Money Market Fund (Institutional Shares).....................................................  August 3, 1993

Each share of each class represents an undivided, proportionate interest in a Fund. The Trust Instrument authorizes the issuance, by each Fund, of an unlimited number of shares of beneficial interest without par value. Exchange Shares are sold only through the exchange privilege available to shareholders of B class shares of the various fixed income and equity funds of the Trust and are subject to a contingent deferred sales charge upon redemption. Shareholders of Institutional Shares and Investor Shares incur no sales charge. The difference between institutional and investor share classes is the minimum investment required and the level of transfer agent expenses.

MASTER-FEEDER ARRANGEMENT - Effective August 23, 1997, Cash Investment Fund began seeking to achieve its investment objective by investing all its investable assets evenly in two portfolios (each a "Portfolio" and, collectively, the "Portfolios") of Core Trust (Delaware) ("Core Trust"), a registered, open-end management investment company. These Portfolios, Prime Money Market Portfolio and Money Market Portfolio, have identical investment objectives and investment policies except that Prime Money Market Portfolio seeks to maintain a rating from a nationally recognized statistical rating organization ("NRSRO"). Effective August 23, 1997, Ready Cash Investment Fund began seeking to achieve its investment objective by investing all its investable assets in Prime Money Market Portfolio. The Funds account for their investment in a Portfolio as a partnership investment and record daily their share of the Portfolio's income, expenses and realized and unrealized gain and loss. This is commonly referred to as a master-feeder arrangement. The financial statements of the Portfolios are included with this report and should be read in conjunction with each Fund's financial statements. As of May 31, 1998, the percentage of Prime Money Market Portfolio and Money Market Portfolio owned by Cash Investment Fund were 74.8% and 99.0%, respectively. The percentage of Prime Money Market Portfolio owned by Ready Cash Investment Fund was 25.2%.
 NOTE 2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

These financial statements are prepared in accordance with generally accepted accounting principles, which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increase and decrease in net assets from operations during the fiscal period. Actual results could differ from those estimates. The following represent significant accounting policies of the Funds:

SECURITY VALUATION - Each Fund determines its net asset value as of 1:00 p.m., Pacific time, on each Fund business day. Cash Investment Fund and Ready Cash Investment Fund record their investments in the Portfolios at value. Valuation of securities held in the Portfolios is discussed in Note 2 of the Core Trust Notes to Financial Statements. Securities held by the other Funds are valued by utilizing the amortized cost method pursuant to Rule 2a-7 under the Investment Company Act of 1940 ("Act"). Under this method all investments purchased at a discount or premium are valued by accreting or amortizing, respectively, the difference between the purchase price and maturity value of the issue over the period to maturity.

INTEREST INCOME AND EXPENSES - Each Fund accrues its own expenses. Cash Investment Fund and Ready Cash Investment Fund record daily a prorata share of the Portfolios' income, expenses and realized gain and loss. Interest income is recorded on the accrual basis and includes amortization of premiums and discounts. Expenses of Cash Investment Fund and Ready Cash Investment Fund include their prorata amounts of expenses of the Portfolios in which they invest.

DISTRIBUTIONS TO SHAREHOLDERS - Dividends are declared daily, and paid monthly, to shareholders and net capital gain, if any, is distributed to shareholders at least annually. Distributions are based on amounts calculated in accordance with applicable federal income tax regulations, which may differ from generally accepted accounting principles. These differences are due primarily to differing treatments of income and gain on various investment securities held by the Fund, timing differences and differing characterizations of distributions made by the Funds.

FEDERAL TAXES - Each Fund intends to qualify, and continue to qualify, each year as a regulated investment company and distribute all its taxable income. In addition, by distributing in each calendar year substantially all its net investment income, capital gain and certain other amounts, if any, each Fund will not be subject to a federal excise tax. Therefore, no federal income or excise tax provision is required.

                                                                 [LOGO]

 NOTES TO FINANCIAL STATEMENTS (CONTINUED)                          MAY 31, 1998

--------------------------------------------------------------------------------

 NOTE 2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

REPURCHASE AGREEMENTS - Except for the Treasury Fund, each Fund may invest in repurchase agreements. The Funds, through their custodian, receive delivery of the underlying collateral, whose market value must always equal or exceed the repurchase price. The investment adviser is responsible for determining the value of the underlying collateral at all times. In the event of default, a Fund may have difficulties with the disposition of such collateral.

EXPENSE ALLOCATION - The Trust accounts separately for the assets and liabilities and operations of each Fund. Expenses that are directly attributable to more than one Fund are allocated among the respective Funds. Expenses that are directly attributable to a class of shares are allocated to that class.

REALIZED GAIN AND LOSS - Security transactions are recorded on a trade date basis. Realized gain and loss on investments sold are recorded on the basis of identified cost for both financial statement and federal income tax purposes.
 NOTE 3. ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISER - The investment adviser of each Fund is Norwest Investment Management, Inc. ("Adviser"), formerly a part of, and effective June 1, 1997, a wholly owned subsidiary of, Norwest Bank Minnesota, N.A. ("Norwest"). Norwest is a subsidiary of Norwest Corporation. The Adviser receives an advisory fee from U.S. Government Fund and Treasury Fund at an annual rate of 0.20% of each Funds' average daily net assets for the first $300 million of net assets of each Fund, declining to 0.12% of the average daily net assets of each Funds' net assets in excess of $700 million. The Adviser receives an advisory fee from Municipal Money Market Fund at an annual rate of 0.35% of the average daily net assets for the first $500 million of net assets of the Fund, declining to 0.30% of the average daily net assets of the Fund's net assets in excess of $1 billion. The Adviser does not receive advisory fees with respect to Cash Investment Fund and Ready Cash Investment Fund as long as the Funds remain completely invested in the Portfolios. Prior to August 23, 1997, the Adviser received an advisory fee from Cash Investment Fund and Ready Cash Investment Fund at annual rates of 0.20% and 0.40%, respectively, of the average daily net assets for the first $300 million of net assets of each Fund, declining to 0.12% and 0.32%, respectively, of the daily net assets of each Funds' net assets in excess of $700 million.

MANAGEMENT, ADMINISTRATION AND DISTRIBUTION SERVICES - Forum Financial Services, Inc.-Registered Trademark- ("FFSI") supervises the overall management of the Trust other than investment advisory services. Forum Administrative Services, LLC ("FAdS") is the administrator to the Trust. For their services, FFSI and FAdS each receives a fee with respect to U.S. Government Fund, Treasury Fund, and Institutional Shares of Municipal Money Market Fund at an annual rate of 0.05% of the Fund's (of class') average daily net assets; with respect to Investor Shares of Municipal Money Market Fund, at an annual rate of 0.10% of the class' average daily net assets; with respect to Investor Shares of Ready Cash Investment Fund, at an annual rate of 0.075% of the class' average daily net assets; and with respect to each other Fund, at an annual rate of 0.025% of the Fund's average daily net assets. In addition, certain legal expenses were charged to the Trust by FFSI. The respective amounts of legal expenses for the year ended May 31, 1998, for Cash Investment Fund, Ready Cash Investment Fund, U.S. Government Fund, Treasury Fund and Municipal Money Market Fund were:
$2,114, $684, $1,389, $715 and $474.

TRANSFER AGENT, DIVIDEND DISBURSING AGENT AND CUSTODIAN - Norwest serves as the Trust's transfer agent and dividend disbursing agent. For these services, Norwest receives a fee at an annual rate of 0.20% of the average daily net assets of Cash Investment Fund; 0.10% of the average daily net assets of Municipal Money Market Fund attributable to Institutional Shares and 0.25% of the average daily net assets attributable to the other classes of the Funds.

Norwest also serves as each Fund's custodian. Norwest receives a fee for its custodial services with respect to each Fund at an annual rate of 0.02% of the first $100 million of the Fund's average daily net assets; 0.15% of the next $100 million of the Fund's average daily net assets; and 0.01% of the Fund's remaining average daily net assets. No fee is directly payable by a Fund to the extent the Fund is invested in a Portfolio.

DISTRIBUTION SERVICES - The Trust has adopted a Distribution Plan (the "Plan") with respect to Exchange Shares of Ready Cash Investment Fund pursuant to Rule 12b-1 under the Act. The Plan authorizes the payment to FFSI of an annual distribution service fee of 0.75% of the average daily net assets, and a maintenance fee of 0.25% of the average daily net assets of Ready Cash Investment Fund attributable to Exchange Shares. No maintenance fees were incurred by the Fund during the year ended May 31, 1998. The distribution payments are used to reimburse the distributor for (i) sales commissions at levels set from time to time by the Board of Trustees ("Board"), not to exceed 6.25% of the amount received by the Fund for each Exchange share sold (excluding reinvestment of dividends and distributions) and (ii) interest calculated by applying the rate of 1% over the prime rate to the outstanding balance of unreimbursed distribution charges. The current sales commission rate is based upon that rate in effect for the fixed income or equity fund from which the shareholder exchanged its shares. The Plan may be terminated by vote of a majority of the Fund's shareholders or by vote of a majority of the Board which do not have any direct or indirect financial interest in the Plan. In the event the Plan is terminated or not continued, at the discretion of the Board, the Fund may continue to pay distribution service fees to FFSI (but only with respect to sales that occurred prior to the termination or discontinuance of the
Plan) until the earlier of (a) four years after the date of termination or discontinuance or (b) such time as there exist no unreimbursed distribution charges attributable to that Fund under the Plan, as calculated pursuant to the Plan. Unreimbursed distribution charges at May 31, 1998, for Ready Cash Investment Fund, were $3,759.

OTHER SERVICE PROVIDERS - Effective June 1, 1997, Forum Accounting Services, LLC ("FAcS") provides portfolio accounting services to each Fund. Prior to June 1, 1997, Forum Financial Corp.-Registered Trademark- ("FFC") provided portfolio accounting services to each Fund pursuant to a separate agreement. Terms of the agreements are identical in all material respects, including fees.

                                                                 [LOGO]

 NOTES TO FINANCIAL STATEMENTS (CONCLUDED)                          MAY 31, 1998

--------------------------------------------------------------------------------

 NOTE 4. VOLUNTARY WAIVERS AND REIMBURSEMENT OF EXPENSES

Norwest, Adviser, FAdS and FFSI have voluntarily waived a portion of their fees and have reimbursed certain expenses of the Funds so that total expenses, including indirect expenses borne by the Funds as a result of investing in the corresponding Portfolio, would not exceed certain expense limitations established for each Fund. Each service provider, at their discretion, may revise or discontinue the voluntary fee waivers and expense reimbursements at any time. For the year ended May 31, 1998, fees waived and expenses reimbursed by the Trust's service providers were as follows:

                                                                                                           EXPENSES
                                                                           FEES WAIVED                    REIMBURSED
                                                           -------------------------------------------   -------------
FUND                                                          NORWEST        ADVISER       FADS/FFSI         FFSI
---------------------------------------------------------  -------------   -----------   -------------   -------------
Cash Investment Fund.....................................  $     255,031   $         -   $  1,585,294    $          -
Ready Cash Investment Fund...............................              -             -        335,911          13,605
U.S. Government Fund.....................................         49,351             -        281,603               -
Treasury Fund............................................        139,274             -        854,503               -
Municipal Money Market Fund..............................        469,437       165,379        635,716               -

                                                            TOTAL FEES
                                                              WAIVED
                                                           AND EXPENSES
FUND                                                        REIMBURSED
---------------------------------------------------------  -------------
Cash Investment Fund.....................................  $  1,840,325
Ready Cash Investment Fund...............................       349,516
U.S. Government Fund.....................................       330,954
Treasury Fund............................................       993,777
Municipal Money Market Fund..............................     1,270,532

 NOTE 5. FEDERAL INCOME TAXES

As of May 31, 1998, certain of the Funds had capital loss carryovers available to offset future capital gains as follows:

                                                                                          YEAR OF EXPIRATION
                                                                               -----------------------------------------
                                                                                   2003           2005          2006
                                                                               -------------   -----------   -----------
Cash Investment Fund.........................................................  $   1,663,035   $         -   $    75,562
Ready Cash Investment Fund...................................................         10,906             -             -
U.S. Government Fund.........................................................        217,471             -             -
Municipal Money Market Fund..................................................              -     1,121,466             -


                                                                                   TOTAL
                                                                               -------------
Cash Investment Fund.........................................................  $   1,738,597
Ready Cash Investment Fund...................................................         10,906
U.S. Government Fund.........................................................        217,471
Municipal Money Market Fund..................................................      1,121,466

--------------------------------------------------------------------------------

 SUPPLEMENTARY INFORMATION (UNAUDITED)

--------------------------------------------------------------------------------

 FEDERAL TAX STATUS OF DIVIDENDS DECLARED DURING THE FISCAL YEAR

INCOME DIVIDENDS - 100% of the income dividends paid by Municipal Money Market Fund were of exempt interest. All income dividends of Cash Investment Fund, Ready Cash Investment Fund, U.S. Government Fund and Treasury Fund were ordinary income for federal income tax purposes.

CAPITAL GAIN DIVIDENDS - No long-term capital gains were declared by any of the Funds.

                                                                 [LOGO]

 SCHEDULES OF INVESTMENTS                                           MAY 31, 1998

--------------------------------------------------------------------------------

 FACE/SHARE                     SECURITY
   AMOUNT                     DESCRIPTION                     VALUE
------------------------------------------------------------------------
                          CASH INVESTMENT FUND
------------------------------------------------------------------------
          N/A   Prime Money Market Portfolio of Core
                  Trust (Delaware)                        $2,348,709,076
          N/A   Money Market Portfolio of Core Trust
                  (Delaware)                               2,348,790,981
                                                          --------------

TOTAL INVESTMENTS (100.0%) (COST $4,697,500,057)(a)       $4,697,500,057
                                                          --------------
                                                          --------------
------------------------------------------------------------------------
                       READY CASH INVESTMENT FUND
------------------------------------------------------------------------
          N/A   Prime Money Market Portfolio of Core
                  Trust (Delaware)                        $  790,042,915
                                                          --------------

TOTAL INVESTMENTS (100.0%) (COST $790,042,915)(a)         $  790,042,915
                                                          --------------
                                                          --------------
------------------------------------------------------------------------
                          U.S. GOVERNMENT FUND
------------------------------------------------------------------------
 AGENCY NOTES (45.5%)
FFCB (5.5%)
   25,000,000   5.75%, 7/1/98                             $   25,000,128
    1,000,000   5.85%, 9/11/98                                 1,000,000
   50,000,000   5.65%, 1/4/99                                 49,963,401
   16,365,000   5.30%, 2/2/99                                 16,326,641
   25,000,000   5.38%, 3/2/99                                 24,973,915
    7,400,000   5.60%, 5/3/99                                  7,392,091
                                                          --------------
TOTAL FFCB                                                   124,656,176
                                                          --------------
FHLB (14.4%)
   10,375,000   5.72%, 7/7/98                                 10,374,732
   12,500,000   5.80%, 9/18/98                                12,505,224
    4,780,000   5.85%, 9/30/98                                 4,781,523
   37,200,000   5.63%, 10/8/98                                37,200,510
   50,000,000   5.63% V/R, 10/20/98                           49,994,380
   25,000,000   5.83%, 12/17/98                               24,994,412
   28,250,000   5.60%, 3/30/99                                28,250,000
   50,000,000   5.63% V/R, 4/9/99                             49,978,631
   13,200,000   5.75%, 4/27/99                                13,200,000
   42,550,000   5.70%, 5/5/99                                 42,538,180
   50,000,000   5.59% V/R, 11/4/99                            50,000,000
                                                          --------------
TOTAL FHLB                                                   323,817,592
                                                          --------------
FHLMC (5.5%)
   25,000,000   5.69%, 8/21/98                                24,995,895
  100,000,000   5.46% V/R, 4/21/99                            99,947,629
                                                          --------------
TOTAL FHLMC                                                  124,943,524
                                                          --------------
FNMA (15.9%)
   32,000,000   12.00%, 6/26/98                               32,133,379
   25,000,000   6.10%, 9/4/98                                 25,019,523
   50,000,000   5.64% V/R, 11/20/98                           49,995,525
   25,000,000   5.30%, 12/10/98                               24,935,031
   35,000,000   5.38%, 2/12/99                                34,971,771

 FACE/SHARE                     SECURITY
   AMOUNT                     DESCRIPTION                     VALUE
------------------------------------------------------------------------
                    U.S. GOVERNMENT FUND (continued)
------------------------------------------------------------------------
   35,000,000   5.65%, 4/9/99                             $   34,993,688
   50,000,000   5.63% V/R, 4/9/99                             49,978,631
   18,000,000   6.42%, 4/15/99                                18,123,994
   20,000,000   5.57%, 5/7/99                                 19,968,703
    5,000,000   5.65%, 5/7/99                                  4,996,682
   50,000,000   5.54% V/R, 5/28/99                            49,956,287
   15,000,000   6.87%, 6/1/98                                 15,000,000
                                                          --------------

TOTAL FNMA                                                   360,073,214
                                                          --------------
SLMA (4.2%)
   20,000,000   5.60%, 8/11/98                                19,993,743
   25,980,000   5.35% V/R, 8/20/98                            25,975,557
   50,000,000   5.41% V/R, 11/6/98                            49,987,071
                                                          --------------

TOTAL SLMA                                                    95,956,371
                                                          --------------

TOTAL AGENCY NOTES                                         1,029,446,877
                                                          --------------
 COMMERCIAL PAPER (5.3%)
   31,657,000   USA Group, Secondary Market Services,
                  Series A, SLMA LOC, 5.47%, 6/19/98          31,570,418
   49,000,000   Western Financial Savings Bank, FHLB of
                  San Franscisco LOC, 5.48%, 6/5/98           48,970,164
   39,000,000   Western Financial Savings Bank, FHLB of
                  San Franscisco LOC, 5.59%, 6/9/98           38,951,553
                                                          --------------

TOTAL COMMERCIAL PAPER                                       119,492,135
                                                          --------------
 DISCOUNT NOTES (A) (13.4%)
FHLB (0.8%)
    5,580,000   5.39%, 6/2/98                                  5,579,165
   13,367,000   5.39%, 6/15/98                                13,338,981
                                                          --------------

TOTAL FHLB                                                    18,918,146
                                                          --------------
FHLMC (4.4%)
   49,500,000   5.50%, 6/12/98                                49,418,023
   50,000,000   5.46%, 7/7/98                                 49,728,500
                                                          --------------

TOTAL FHLMC                                                   99,146,523
                                                          --------------
FNMA (8.2%)
   88,055,000   5.43%, 6/22/98                                87,777,627
   97,464,000   5.45%, 6/29/98                                97,053,135
                                                          --------------

TOTAL FNMA                                                   184,830,762
                                                          --------------

TOTAL DISCOUNT NOTES                                         302,895,431
                                                          --------------
 U.S. TREASURY BILLS (A) (0.3%)
    5,465,000   4.98% to 5.12%, 9/10/98                        5,388,654
                                                          --------------

(A) Annualized yields at time of purchase

                                                                 [LOGO]
See Notes to Schedules of Investments and Notes to Financial Statements

 SCHEDULES OF INVESTMENTS (CONTINUED)                               MAY 31, 1998

--------------------------------------------------------------------------------

 FACE/SHARE                     SECURITY
   AMOUNT                     DESCRIPTION                     VALUE
------------------------------------------------------------------------
                    U.S. GOVERNMENT FUND (continued)
------------------------------------------------------------------------
 REPURCHASE AGREEMENTS (35.5%)
  235,000,000   BancAmerica Robertson Stephens, 5.55%,
                  6/1/98, to be repurchased at
                  $235,144,917, collateralized by
                  $128,829,195 FNMA, 6.00%-6.50%,
                  4/1/13-5/1/28, $96,733,992 FHLMC,
                  7.00%-7.50%, 2/1/13-5/1/28, with an
                  aggregate market value of
                  $246,198,506.                           $  235,000,000
  331,000,000   BancAmerica Robertson Stephens, 5.58%,
                  6/1/98, to be repurchased at
                  $331,153,915, collateralized by
                  $11,551,900 FFCN, 5.42%, 7/1/98,
                  $122,904,438 FHLB, 5.37%-5.71%,
                  10/13/98-3/19/03, $70,337,500 FHLMC,
                  5.43%-5.45%, 6/26/98-8/6/98,
                  $137,365,000 FNMA, 5.41%-6.05%,
                  7/17/98-3/12/01, with an aggregate
                  market value of $337,884,800.              331,000,000
  235,000,000   Goldman Sachs, 5.57%, 6/1/98, to be
                  repurchased at $235,145,439,
                  collateralized by $290,784,501 FNMA,
                  7.30%-7.49%, 7/1/24-8/1/37, with an
                  aggregate market value of
                  $238,700,000.                              235,000,000
                                                          --------------
TOTAL REPURCHASE AGREEMENTS                                  801,000,000
                                                          --------------
TOTAL INVESTMENTS (100.0%)(a)                             $2,258,223,097
                                                          --------------
                                                          --------------
------------------------------------------------------------------------
                             TREASURY FUND
------------------------------------------------------------------------
 U.S. TREASURY BILLS (A) (27.6%)
   50,000,000   4.92%, 6/4/98                             $   49,979,625
   75,000,000   4.91%, 7/23/98                                74,472,417
   60,000,000   4.94%, 7/23/98                                59,576,634
   83,735,000   5.12%, 9/10/98                                82,565,083
                                                          --------------
TOTAL U.S. TREASURY BILLS                                    266,593,759
                                                          --------------
 U.S. TREASURY NOTES (72.4%)
  125,000,000   6.00%, 6/1/98                                125,000,000
  105,000,000   6.25%, 6/30/98                               105,094,334
  120,000,000   8.25%, 7/15/98                               120,439,113
   65,000,000   5.25%, 7/31/98                                64,988,199
   84,000,000   6.25%, 7/31/98                                84,110,637
   65,000,000   5.88%, 8/15/98                                65,059,048
   50,000,000   6.13%, 8/31/98                                50,092,870
   23,000,000   4.75%, 9/30/98                                22,952,979
   60,000,000   6.00%, 9/30/98                                60,116,386
                                                          --------------

TOTAL U.S. TREASURY NOTES                                    697,853,566
                                                          --------------

TOTAL INVESTMENTS (100.0%)(a)                             $  964,447,325
                                                          --------------
                                                          --------------

(A) Annualized yields at time of purchase

 FACE/SHARE                     SECURITY
   AMOUNT                     DESCRIPTION                     VALUE
------------------------------------------------------------------------
                      MUNICIPAL MONEY MARKET FUND
------------------------------------------------------------------------
 ALABAMA (0.5%)
    4,825,000   Alabama State, GO, 5.70%, 9/1/98          $    4,847,465
                                                          --------------
 ALASKA (1.4%)
    8,790,000   Alaska State Department Administration,
                  COP, CAPMAC insured, 4.07% V/R, 9/1/06       8,790,000
    5,000,000   Anchorage, AK, Higher Education RV,
                  Alaska Pacific University, Seattle
                  First National, LOC, 3.80% V/R, 7/1/17       5,000,000
                                                          --------------

TOTAL ALASKA                                                  13,790,000
                                                          --------------
 ARIZONA (0.8%)
    4,400,000   Chandler, AZ, IDA Bonds, Parsons
                  Municipal Services, Inc., National
                  Westminster Bank, USA, LOC, 3.85% V/R,
                  12/15/09                                     4,400,000
    1,000,000   Phoenix, AZ, GO Bonds, COLL by USG,
                  6.80%, 7/1/03, P/R 7/1/98 @ 102              1,022,330
    2,675,000   Tempe, AZ, United High SD #213, GO
                  Bonds, FGIC insured, 14.35%, 7/1/98          2,697,252
                                                          --------------

TOTAL ARIZONA                                                  8,119,582
                                                          --------------
 ARKANSAS (0.4%)
    4,000,000   Fayetteville, AR, Public Facilities
                  Board RV, Butterfield Trail Village,
                  Dresdner Bank AG, LOC, 4.0% V/R,
                  9/1/27                                       4,000,000
    1,000,000   Little Rock, AR, IDR Bonds, GTD by CPC
                  International, 5.44% V/R, 12/1/03            1,000,000
                                                          --------------

TOTAL ARKANSAS                                                 5,000,000
                                                          --------------
 CALIFORNIA (2.2%)
   12,000,000   California School Cash Reserve Program
                  Authority, Educational Facilities
                  Revenue Notes, Series A, 4.75%, 7/2/98      12,008,814
   10,000,000   Los Angeles County, CA, Tax & Revenue
                  Anticipation Notes, Series A, 4.50%,
                  6/30/98                                     10,005,868
                                                          --------------

TOTAL CALIFORNIA                                              22,014,682
                                                          --------------
 COLORADO (1.7%)
    9,000,000   Arapahoe County, CO, SD #5, Cherry
                  Creek, Tax Anticipation Notes, 4.50%,
                  6/30/98                                      9,004,474
    4,500,000   Colorado State COP, Refunding &
                  Acquisition Projects, AMBAC insured,
                  5.00%, 11/1/98                               4,522,690
    1,700,000   Moffat County, CO, PCR Bonds, AMBAC
                  insured, 3.95% V/R, 7/1/10                   1,700,000

                                                                 [LOGO]
See Notes to Schedules of Investments and Notes to Financial Statements

 SCHEDULES OF INVESTMENTS (CONTINUED)                               MAY 31, 1998

--------------------------------------------------------------------------------

 FACE/SHARE                     SECURITY
   AMOUNT                     DESCRIPTION                     VALUE
------------------------------------------------------------------------
                MUNICIPAL MONEY MARKET FUND (continued)
------------------------------------------------------------------------
    1,930,000   Parkview Metropolitan District, CO,
                  Arapahoe County, GO Bonds, Central
                  Bank, LOC, 3.80% V/R, 12/1/12           $    1,930,000
                                                          --------------

TOTAL COLORADO                                                17,157,164
                                                          --------------
 CONNECTICUT (0.3%)
    3,000,000   Connecticut State Development Authority,
                  Industrial Development RV, GTD by
                  General Accident Insurance, 3.75%,
                  12/1/13, optional put 6/1/98 @ 100           3,000,000
                                                          --------------
 FLORIDA (7.3%)
    2,355,000   Broward County, FL, Educational
                  Facilities RV, School Board COP,
                  Series C, AMBAC insured, 3.75%, 7/1/98       2,354,679
    2,000,000   Dade County, FL, IDA RV, GTD by ADP,
                  Inc., 4.50% V/R, 11/15/17                    2,000,000
   17,820,000   Florida HFA, Housing RV, Series 97-4,
                  ING Bank, LOC, 4.05% V/R, 7/1/08            17,820,000
    8,120,000   Florida HFA, MFHR Bonds, Country Club
                  Project, Bankers Trust, LOC, 4.25%
                  V/R, 12/1/07                                 8,120,000
    1,750,000   Florida HFA, MFHR Bonds, Oak Mill, Chase
                  Manhattan Bank, LOC, 3.85%, 11/1/07,
                  mandatory put 11/1/98 @ 100                  1,750,000
    1,710,000   Florida HFA, MFHR Bonds, South Trust
                  Alabama, LOC, 4.0% V/R, 6/1/07               1,710,000
    1,600,000   Hillsborough County, FL, IDA, Port
                  Facilities RV, Seaboard System
                  Railroad, Inc. Project, National Bank
                  Detroit, LOC, 3.85% V/R, 10/15/99            1,600,000
   18,900,000   Laurel Club Certificate Trust, COP,
                  Series A, Swiss Bank, LOC, 4.05% V/R,
                  6/1/25                                      18,900,000
   14,200,000   Lee County Memorial Hospital, FL,
                  Hospital Revenue, 3.75%, 7/8/98             14,200,000
    6,100,000   Sarasota County, FL, Health Facilities
                  Authority RV, Bay Village Project,
                  Barnett Bank, LOC, 3.80% V/R, 12/1/19        6,100,000
                                                          --------------

TOTAL FLORIDA                                                 74,554,679
                                                          --------------
 GEORGIA (0.9%)
    2,695,000   Fulton County, GA, IDR Bonds, GTD by
                  ADP, 3.85% V/R, 9/1/12                       2,695,000
    6,000,000   Marietta, GA, MFHR Bonds, Falls at Bells
                  Ferry, Guardian Savings & Loan, LOC,
                  3.95%, 1/15/09, optional put 1/15/99 @
                  100                                          6,003,634
                                                          --------------

TOTAL GEORGIA                                                  8,698,634
                                                          --------------

 FACE/SHARE                     SECURITY
   AMOUNT                     DESCRIPTION                     VALUE
------------------------------------------------------------------------
                MUNICIPAL MONEY MARKET FUND (continued)
------------------------------------------------------------------------
 HAWAII (1.0%)
    5,650,000   Hawaii State Department of Budget &
                  Finance, Special Purpose Mortgage RV,
                  Kuakini Medical Center Project, Bank
                  of Hawaii, LOC, 3.90% V/R, 7/1/04       $    5,650,000
    5,000,000   Hawaii State Department of Budget &
                  Finance, Special Purpose Mortgage RV,
                  Kaiser Permanente, Semiannual TE,
                  3.90%, 3/1/14, optional put 9/1/98 @
                  100                                          5,000,000
                                                          --------------

TOTAL HAWAII                                                  10,650,000
                                                          --------------
 ILLINOIS (12.2%)
    1,000,000   Bedford Park, IL, IDR Bonds, GTD by CPC
                  International, 5.44% V/R, 11/1/03            1,000,000
    4,000,000   Chicago, IL, GO Bonds, Equipment Notes,
                  Harris Trust & Savings, LOC, 3.60%,
                  1/1/06, mandatory tender 12/3/98 @ 100       4,000,000
    6,135,000   Chicago, IL, GO Bonds, Morgan Guaranty,
                  LOC, 3.55%, 1/31/00, mandatory tender
                  2/4/99 @ 100                                 6,135,000
    3,885,000   Cook County, IL, Municipal Trust
                  Receipts, Series SG-7, MBIA insured,
                  4.02% V/R, 11/15/23                          3,885,000
      890,000   Illinois Development Finance Authority,
                  Development RV, North Wacker Drive,
                  4.10% V/R, 12/1/15                             890,000
    6,000,000   Illinois Development Finance Authority,
                  MFHR Bonds, Garden Glen Apartments,
                  GTD by Continental Casualty Co., 4.05%
                  V/R, 12/1/13                                 6,000,000
    2,170,000   Illinois Educational Facilities
                  Authority RV, Cultural Pool, First
                  National Bank of Chicago, LOC, 3.75%
                  V/R, 12/1/25                                 2,170,000
   15,000,000   Illinois Educational Facilities
                  Authority RV, Cultural Pooled
                  Financing, American National Bank &
                  Trust, LOC, 3.80% V/R, 3/1/28               15,000,000
    8,200,000   Illinois Health Facilities Authority RV,
                  4.02% V/R, 4/1/07                            8,200,000
    5,000,000   Illinois Health Facilities Authority RV,
                  Evanston Hospital Corp., Series A,
                  3.90%, 3/15/25, mandatory put 10/15/98
                  @ 100                                        5,000,000
    5,000,000   Illinois Health Facilities Authority,
                  Health Care RV, Evanston Hospital
                  Corp., 3.90%, 8/15/30, mandatory put
                  7/31/98 @ 100                                5,000,000
    3,495,000   Illinois Health Facilities Authority,
                  Health Care RV, Series PA 195, AMBAC
                  insured, 4.02% V/R, 8/1/17                   3,495,000
    3,170,000   Illinois Housing Development Authority
                  RV, Homeowner Mortgage, Subseries E-1,
                  GTD by Natwest Bank, 3.80%, 12/17/98         3,170,000

                                                                 [LOGO]
See Notes to Schedules of Investments and Notes to Financial Statements

 SCHEDULES OF INVESTMENTS (CONTINUED)                               MAY 31, 1998

--------------------------------------------------------------------------------

 FACE/SHARE                     SECURITY
   AMOUNT                     DESCRIPTION                     VALUE
------------------------------------------------------------------------
                MUNICIPAL MONEY MARKET FUND (continued)
------------------------------------------------------------------------
    6,800,000   Lombard, IL, IDR Bonds, 2500 Highland
                  Avenue, Mid-America Federal Savings &
                  Loan, LOC, 4.20% V/R, 12/1/06           $    6,800,000
   10,000,000   Lombard, IL, MFHR Bonds, Clover Creek
                  Apartments, Continental Casualty
                  Surety Bond, LOC, 4.00%, 12/15/06,
                  mandatory put 12/15/98 @ 100                10,000,000
    5,200,000   Mount Morris, IL, Housing RV, Brethren
                  Home Project, La Salle National Bank,
                  Chicago, LOC, 3.80% V/R, 6/1/27              5,200,000
   11,500,000   Oak Forest, IL, Other RV, Homewood Pool,
                  First National Bank of Chicago, LOC,
                  3.8% V/R, 7/1/24                            11,500,000
   19,970,000   Regional Transportation Authority, IL,
                  Transportation RV, 4.02% V/R, 6/1/24        19,970,000
    2,000,000   South Barrington, IL, GO Bonds, Cook
                  County, Harris Trust, LOC, 3.80% V/R,
                  12/1/15                                      2,000,000
    4,100,000   Springfield, IL, Transportation RV, GTD
                  by Allied Signal, 4.0% V/R, 10/15/16         4,100,000
    1,500,000   Will & Kendall Counties, IL, GO Bonds,
                  Community Consolidated SD #202, Series
                  A, FSA insured, 6.38%, 12/30/98              1,522,933
                                                          --------------

TOTAL ILLINOIS                                               125,037,933
                                                          --------------
 INDIANA (1.0%)
    1,000,000   Gary, IN, Environmental Improvement, PCR
                  Bonds, U.S. Steel Group Project, Bank
                  of Nova Scotia, LOC, 3.85% V/R,
                  7/15/02                                      1,000,000
    4,000,000   Indiana Hospital Equipment Financing
                  Authority RV, Series A, MBIA insured,
                  3.80% V/R, 12/1/15                           4,000,000
    5,200,000   Indiana State Development Financial
                  Authority, Educational Facilities RV,
                  Lutheran Project, First of America,
                  LOC, 3.95% V/R, 10/1/17                      5,200,000
                                                          --------------

TOTAL INDIANA                                                 10,200,000
                                                          --------------
 IOWA (3.7%)
    4,600,000   Des Moines, IA, IDR Bonds, Grand Office
                  Park, GTD by Principal Mutual Life,
                  4.15% V/R, 4/1/15                            4,600,000
    8,000,000   Iowa Finance Authority, Health Care RV,
                  Burlington Medical Center, FSA
                  insured, 3.9% V/R, 6/1/27                    8,000,000
    1,000,000   Iowa Finance Authority, SFM RV, Series
                  A, FGIC insured, 3.65%, 1/1/24,
                  mandatory put 2/24/99 @ 100                  1,000,000
   10,000,000   Iowa School Corp., Educational
                  Facilities, Warrants Certificates,
                  Series A, FSA insured, 4.50%, 6/26/98       10,005,205

 FACE/SHARE                     SECURITY
   AMOUNT                     DESCRIPTION                     VALUE
------------------------------------------------------------------------
                MUNICIPAL MONEY MARKET FUND (continued)
------------------------------------------------------------------------
    4,000,000   Urbandale, IA, IDR Bonds, Aurora
                  Business Park Association Project, GTD
                  by Principal Mutual Life Insurance,
                  4.15% V/R, 10/1/15                      $    4,000,000
    6,000,000   Urbandale, IA, IDR Bonds, Interstate
                  Acres L.P. Project, GTD by Principal
                  Mutual Life Insurance, 4.05% V/R,
                  12/1/14                                      6,000,000
    4,605,000   Urbandale, IA, IDR Bonds, Meredith Drive
                  Association Project, GTD by Principal
                  Mutual Life Insurance, 4.15% V/R,
                  11/1/15                                      4,605,000
                                                          --------------

TOTAL IOWA                                                    38,210,205
                                                          --------------
 KANSAS (0.6%)
    2,000,000   Baldwin City, KS, Educational Facilities
                  RV, Baker University Project, 9.50%,
                  10/1/08, P/R 10/1/98 @ 103                   2,094,803
    1,180,000   Kansas State Development Financial
                  Authority RV, Department Corrections,
                  El Dorado Correctional Facilities,
                  Series J, MBIA insured, 3.85%, 8/1/98        1,180,000
    1,500,000   Olathe, KS, GO Bonds, Series A, 4.50%,
                  6/1/98                                       1,500,000
    1,200,000   Prairie Village, KS, MFHR Bonds, J.C.
                  Nichols Co. Project, GTD by Principal
                  Mutual Life Insurance, 4.15% V/R,
                  12/1/15                                      1,200,000
                                                          --------------

TOTAL KANSAS                                                   5,974,803
                                                          --------------
 KENTUCKY (3.9%)
    2,090,000   Clark County, KY, PCR Bonds, Kentucky
                  Power, National Rural, Series J-1,
                  3.60%, 10/15/14, optional put 10/15/98
                  @ 100                                        2,090,000
    9,100,000   Jefferson County, KY, MFHR Bonds, Canter
                  Chase, First of America, LOC, 3.95%
                  V/R, 12/1/26                                 9,100,000
   11,300,000   Kentucky Economic Development Financial
                  Authority, Health Care RV, Sisters of
                  Charity, 4.00% V/R, 11/1/20                 11,300,000
    9,750,000   Kentucky State Turnpike Authority
                  Resource Recovery Road RV, Series 17,
                  FSA insured, 4.00% V/R, 7/1/03               9,750,000
    3,000,000   Mayfield, KY, Multi-City Lease RV, PNC
                  Bank, LOC, 4.00% V/R, 7/1/26                 3,000,000
    2,500,000   Pendleton County, KY, General RV, Self-
                  Insurance Funding for Kentucky
                  Association of Counties Fund, PNC
                  Bank, LOC, 3.95%, 7/1/01, optional put
                  7/1/98 at 100                                2,500,000

                                                                 [LOGO]
See Notes to Schedules of Investments and Notes to Financial Statements

 SCHEDULES OF INVESTMENTS (CONTINUED)                               MAY 31, 1998

--------------------------------------------------------------------------------

 FACE/SHARE                     SECURITY
   AMOUNT                     DESCRIPTION                     VALUE
------------------------------------------------------------------------
                MUNICIPAL MONEY MARKET FUND (continued)
------------------------------------------------------------------------
    2,000,000   University of Kentucky, University RV,
                  Consolidated Educational Buildings,
                  MBIA insured, 4.50%, 5/1/99             $    2,013,291
                                                          --------------

TOTAL KENTUCKY                                                39,753,291
                                                          --------------
 LOUISIANA (0.2%)
    2,060,000   Louisiana Public Facilities Authority,
                  Educational Facilities, Advance
                  Funding Notes, School Board, Series D,
                  4.40%, 12/10/98                              2,065,942
                                                          --------------
 MARYLAND (1.4%)
   12,000,000   Howard County, MD, MFHR Bonds, Sherwood
                  Crossing Limited Project, Guardian
                  Savings & Loan, LOC, 3.95%, 6/1/08,
                  mandatory put 6/1/98 @ 100                  12,000,000
    2,500,000   Maryland State, Industrial Authority
                  Economic Development RV, Johnson
                  Controls, Inc., LOC, 4.00% V/R,
                  12/1/03                                      2,500,000
                                                          --------------

TOTAL MARYLAND                                                14,500,000
                                                          --------------
 MASSACHUSETTS (1.0%)
   10,000,000   Massachusetts State Turnpike Authority,
                  Western Turnpike Revenue Bonds,
                  Class A Certificates, Series W, 4.02%
                  V/R, 1/1/17                                 10,000,000
                                                          --------------
 MICHIGAN (2.0%)
    3,425,000   Bruce TWP, MI, Hospital Finance
                  Authority, Health Care RV, Sisters
                  Charity St. Joseph, Series A, MBIA
                  insured, 3.75%, 5/1/18, optional put
                  11/2/98 @ 100                                3,425,000
   11,010,000   Kalamazoo, MI Hospital Finance Authority
                  RV, P Floats, PT 189, MBIA insured,
                  4.02% V/R, 5/15/18                          11,010,000
    2,400,000   Michigan State Hospital Finance
                  Authority RV, Hospital Equipment Loan
                  Program, Series A, First of America,
                  LOC, 3.95% V/R, 12/1/23                      2,400,000
    3,500,000   Michigan State Hospital Financial
                  Authority RV, Hospital Equipment Loan
                  Program, Series A, First of America,
                  LOC, 3.95% V/R, 12/1/23                      3,500,000
                                                          --------------

TOTAL MICHIGAN                                                20,335,000
                                                          --------------
 MINNESOTA (4.5%)
    5,000,000   Crystal, MN, MFHR Bonds, Crystal
                  Apartments L.P. Project, 3.75% V/R,
                  5/1/27                                       5,000,000

 FACE/SHARE                     SECURITY
   AMOUNT                     DESCRIPTION                     VALUE
------------------------------------------------------------------------
                MUNICIPAL MONEY MARKET FUND (continued)
------------------------------------------------------------------------
    4,900,000   Mankato, MN, MFHR Bonds, Highland Hills
                  Project, First Bank, LOC, 3.75% V/R,
                  5/1/27                                  $    4,900,000
    5,000,000   Minnesota SD Tax & Aid Anticipation
                  Borrowing Program Certificates, Tax
                  Anticipation Certificate Indentures,
                  Series B, 3.90%, 3/4/99                      5,012,779
    4,005,000   Minnesota SD Tax & Aid Anticipation COP,
                  Series A, 3.80%, 8/13/98                     4,004,828
    3,000,000   Minnesota SD Tax & Aid Anticipation COP,
                  Series B, 3.85%, 9/3/98                      3,000,000
    5,000,000   Minnesota State HFA, SFM RV, Series G,
                  4.15%, 1/1/18, P/R 12/1/98 @ 100             5,000,454
    1,705,000   St. Paul, MN, Housing & Redevelopment
                  Authority Commercial Development RV,
                  Park Development Association Project,
                  First Star Milwaukee, LOC, 3.85% V/R,
                  12/1/15                                      1,705,000
   14,400,000   St. Paul, MN, Housing & Redevelopment
                  Authority, Utilities RV, Credit Local
                  de France, LOC, 3.70% V/R, 12/1/12          14,400,000
    1,000,000   St. Paul, MN, Port Authority IDR Bonds,
                  Texas Project, Series A, U.S. Bank
                  N.A., LOC, 3.70% V/R, 6/1/10                 1,000,000
    2,700,000   Stillwater, MN, ISD #834, GO Bonds, FGIC
                  insured, 6.75%, 2/1/09, crossover
                  refunding 2/1/99 @ 100                       2,752,165
                                                          --------------

TOTAL MINNESOTA                                               46,775,226
                                                          --------------
 MISSISSIPPI (0.1%)
    1,430,000   Shaw, MS, Urban Renewal RV, Phase I
                  Redevelopment Project, Sunlife of
                  America, LOC, 4.40%, 12/28/18,
                  mandatory put 12/28/98 @ 100                 1,435,198
                                                          --------------
 MISSOURI (5.7%)
    1,000,000   Camden County, MO, Public Facilities
                  Authority Leasehold RV, Law
                  Enforcement Center Project, MBIA
                  insured, 4.00%, 10/1/98                      1,000,412
    2,570,000   Desloge, MO, IDA RV, National
                  HealthCorp. Project, Bank of Tokyo-
                  Mitsubishi, LOC, 4.00% V/R, 12/1/10          2,570,000
    2,555,000   Dunklin County, MO, IDA RV, Bonds,
                  National HealthCorp. Project, Bank of
                  Tokyo Ltd., LOC, 4.00% V/R, 12/1/10          2,555,000
    1,500,000   Independence, MO, IDR Bonds, Groves and
                  Graceland, Project A, Credit Local de
                  France, LOC, 4.00% V/R, 11/1/27              1,500,000
    1,125,000   Kansas City, MO, IDA RV, Ewing Marion
                  Kauffman, Series A, 4.05% V/R, 4/1/27        1,125,000

                                                                 [LOGO]
See Notes to Schedules of Investments and Notes to Financial Statements

 SCHEDULES OF INVESTMENTS (CONTINUED)                               MAY 31, 1998

--------------------------------------------------------------------------------

 FACE/SHARE                     SECURITY
   AMOUNT                     DESCRIPTION                     VALUE
------------------------------------------------------------------------
                MUNICIPAL MONEY MARKET FUND (continued)
------------------------------------------------------------------------
   13,975,000   Kansas City, MO, IDA, MFHR Bonds, Coach
                  House II Project, GTD by Principal
                  Mutual Life Insurance, 4.15% V/R,
                  12/1/15                                 $   13,975,000
    2,200,000   Kansas City, MO, IDA, MFHR Bonds, JC
                  Nichols Co. Project, GTD by Principal
                  Mutual Life Insurance, 4.15% V/R,
                  5/1/15                                       2,200,000
    3,200,000   Missouri State HEHFA Anticipation Notes,
                  Series A, 4.00%, 11/12/98                    3,202,040
    5,000,000   Missouri State HEHFA Anticipation Notes,
                  Series E, 4.25%, 4/7/99                      5,021,700
      900,000   Missouri State HEHFA Anticipation Notes,
                  Series H, 4.25%, 4/7/99                        903,906
    4,000,000   Missouri State HEHFA RV, Bethesda
                  Barclay House Project, Series A,
                  Mercantile Bank of St. Louis, LOC,
                  4.15% V/R, 8/15/26                           4,000,000
    1,000,000   Missouri State HEHFA RV, Cox Health
                  Systems, MBIA insured, 4.15% V/R,
                  6/1/15                                       1,000,000
    6,400,000   Missouri State HEHFA RV, Drury College,
                  Series A, Chase Manhattan, LOC, 4.05%
                  V/R, 8/15/21                                 6,400,000
      100,000   Missouri State HEHFA RV, St. Francis
                  Medical Center, Series A, Credit Local
                  de France, LOC, 4.00% V/R, 6/1/26              100,000
   12,400,000   Missouri State HEHFA RV, Washington
                  University, Series D, 4.00% V/R,
                  9/1/30                                      12,400,000
                                                          --------------

TOTAL MISSOURI                                                57,953,058
                                                          --------------
 MONTANA (1.0%)
   10,000,000   Montana State Board of Investments,
                  Municipal Finance Construction,
                  Intercap Program RV, 3.60%, 3/1/18,
                  optional put 3/1/99 @ 100                   10,000,000
                                                          --------------
 NEBRASKA (0.2%)
    1,980,000   Nebraska Investment Financial Authority
                  RV, Catholic Health Initiatives,
                  Series A, 4.25%, 12/1/98                     1,983,360
                                                          --------------
 NEVADA (0.9%)
    3,775,000   Henderson, NV, Health Care Facilities
                  RV, PT 134, AMBAC insured, 4.02% V/R,
                  7/1/20                                       3,775,000
    5,000,000   Nevada State GO, Trust Receipts, Series
                  36 D, 4.0% V/R, 11/1/25                      5,000,000
                                                          --------------

TOTAL NEVADA                                                   8,775,000
                                                          --------------
 NEW JERSEY (3.7%)
    9,800,000   Hudson County, NJ, COP, Correctional
                  Facilities, BIG insured, 7.60%,
                  12/1/21                                     10,173,858

 FACE/SHARE                     SECURITY
   AMOUNT                     DESCRIPTION                     VALUE
------------------------------------------------------------------------
                MUNICIPAL MONEY MARKET FUND (continued)
------------------------------------------------------------------------
      500,000   Monmouth County, NJ, GO Bonds, Import
                  Authority Revenue, Correctional
                  Facilities, Monmouth Project, 6.00%,
                  8/1/98                                  $      501,745
    2,400,000   New Jersey State Educational Facilities
                  Authority RV, Series SG 48, MBIA
                  insured, 3.92% V/R, 7/1/26                   2,400,000
   20,000,000   State of New Jersey, Tax & Revenue
                  Anticipation Notes, Series A, Bank of
                  Nova Scotia, LOC, 3.65%, 6/15/98            20,000,000
    5,000,000   State of New Jersey, Tax & Revenue
                  Anticipation Notes, Series A, Bank of
                  Nova Scotia, LOC, 3.65%, 6/15/98             5,000,000
                                                          --------------

TOTAL NEW JERSEY                                              38,075,603
                                                          --------------
 NEW MEXICO (2.1%)
    2,500,000   Bloomfield, NM, GO Bonds, Series A, La
                  Salle National Bank, LOC, 4.00% V/R,
                  11/15/10                                     2,500,000
    2,760,000   Espanola, NM, Health Care RV, Series A,
                  La Salle National Bank, LOC, 4.00%
                  V/R, 11/15/10                                2,760,000
    7,995,000   Farmington, NM, PCR RV, 4.02% V/R,
                  12/1/16                                      7,995,000
    1,415,000   New Mexico Mortgage Finance Authority,
                  SFM RV, Issue 1, COLL by FNMA/ GNMA,
                  3.85%, 7/1/28, mandatory put 10/15/98
                  @ 100                                        1,415,000
    5,000,000   New Mexico State Tax & Revenue
                  Anticipation Notes, Series A, 4.50%,
                  6/30/98                                      5,002,570
    1,735,000   Silver City, NM, GO Bonds, Series A, La
                  Salle National Bank, LOC, 4.00% V/R,
                  11/15/10                                     1,735,000
                                                          --------------

TOTAL NEW MEXICO                                              21,407,570
                                                          --------------
 NEW YORK (9.5%)
    9,700,000   Allegany-Limestone, NY, GO Bonds,
                  Century SD, 4.00%, 1/29/99                   9,719,164
    5,200,000   New York State Dorm Authority, Municipal
                  Securities Receipts, Series CMC1B,
                  AMBAC insured, 4.00% V/R, 2/15/08            5,200,000
    3,900,000   New York State Dorm Authority, Municipal
                  Securities Receipts, Series CMC2A,
                  4.05% V/R, 2/1/06                            3,900,000
    3,900,000   New York State Dorm Authority, Municipal
                  Securities Receipts, Series CMC2B,
                  4.05% V/R, 2/1/07                            3,900,000
   12,050,000   New York State Dormitory Authority RV,
                  Floater Trusts, AMBAC insured, 4.0%
                  V/R, 7/1/25                                 12,050,000

                                                                 [LOGO]
See Notes to Schedules of Investments and Notes to Financial Statements

 SCHEDULES OF INVESTMENTS (CONTINUED)                               MAY 31, 1998

--------------------------------------------------------------------------------

 FACE/SHARE                     SECURITY
   AMOUNT                     DESCRIPTION                     VALUE
------------------------------------------------------------------------
                MUNICIPAL MONEY MARKET FUND (continued)
------------------------------------------------------------------------
    2,500,000   New York State Local Government
                  Assistance Corp., RV, Series SG 99,
                  AMBAC insured, 4.02% V/R, 4/1/11        $    2,500,000
    3,180,000   New York State Medical Care Facilities
                  Finance Agency, Health Care RV, Class
                  A Certificates, Series F, FHA insured,
                  4.02% V/R, 2/15/27                           3,180,000
    9,385,000   New York State Medical Care Facilities
                  Finance Agency, Health Care RV, Credit
                  Suisse, LOC, 3.90% V/R, 2/1/13,
                  mandatory put 12/3/98 @ 100                  9,385,000
    6,545,000   New York State Medical Care Facilities
                  Finance Agency, Health Care RV, FHA
                  insured, 3.90% V/R, 2/15/05, mandatory
                  put 12/3/98 @ 100                            6,545,000
    6,620,000   New York State Medical Care Facilities
                  Finance Agency, Health Care RV, FHA
                  insured, 3.90% V/R, 2/15/05, mandatory
                  put 12/3/98 @ 100                            6,620,000
    9,995,000   New York State, Urban Development Corp.
                  RV, Series PT 147, Hypo Bayerische
                  Bank, LOC, 3.75%, 7/1/16, mandatory
                  tender 6/4/98 @ 100                          9,995,000
   21,040,000   New York, NY, City Municipal Water
                  Finance Authority, Water and Sewer RV,
                  Series PT 1008, FGIC insured, 4.02%
                  V/R, 6/15/30                                21,040,000
    3,325,000   Triborough Bridge & Tunnel Authority,
                  NY, Transportation RV, PA 200, 4.02%
                  V/R, 1/1/12                                  3,325,000
                                                          --------------

TOTAL NEW YORK                                                97,359,164
                                                          --------------
 NORTH CAROLINA (0.3%)
    3,000,000   Person County, NC, Industrial Facilities
                  & Pollution Control Financing
                  Authority, PCR Bonds, GTD by Carolina
                  Power & Light Co., 4.00% V/R, 11/1/19        3,000,000
                                                          --------------
 OHIO (1.2%)
    1,650,000   Erie County, OH, GO Bonds, 4.25%, 6/1/99       1,657,937
    5,200,000   Hamilton County, OH, IDR Bonds,
                  Community Urban Redevelopment Project,
                  National Westminster, LOC, 3.85% V/R,
                  10/15/12                                     5,200,000
    4,400,000   Wooster, OH, IDR Bonds, Allen Group,
                  Inc., National Bank of Detroit, LOC,
                  4.15% V/R, 12/1/10                           4,400,000
    1,000,000   Worthington, OH, GO Bonds, City SD, FGIC
                  insured, 3.65%, 12/1/98                      1,000,000
                                                          --------------

TOTAL OHIO                                                    12,257,937
                                                          --------------

 FACE/SHARE                     SECURITY
   AMOUNT                     DESCRIPTION                     VALUE
------------------------------------------------------------------------
                MUNICIPAL MONEY MARKET FUND (continued)
------------------------------------------------------------------------
 OKLAHOMA (1.0%)
    2,625,000   Oklahoma County IDR Bonds, Carbon
                  Office, FGIC insured, 3.80% V/R,
                  12/1/14                                 $    2,625,000
    2,615,000   Oklahoma County, OK, Finance Authority,
                  IDR Bonds, Perrine Office Project,
                  FGIC insured, 3.80% V/R, 12/1/14             2,615,000
    4,500,000   Oklahoma State, Water Reserve Board
                  State Loan Program RV, AMBAC insured,
                  3.55%, 9/1/24, optional put 9/1/98 @
                  100                                          4,500,000
                                                          --------------

TOTAL OKLAHOMA                                                 9,740,000
                                                          --------------
 PENNSYLVANIA (5.2%)
    9,000,000   Allegheny County, PA, IDA RV,
                  Commerzbank, LOC, 3.60%, 6/4/98              9,000,000
    1,000,000   Berks County, PA, IDR Bonds, GTD by CNA
                  Insurance, 3.95% V/R, 7/1/16                 1,000,000
    1,100,000   Butler County, PA, IDA, PCR Bonds,
                  Pennzoil Co. Project, Mellon Bank,
                  LOC, 4.30% V/R, 12/1/12                      1,100,000
    4,890,000   Chartiers Valley, PA, Industrial &
                  Commercial Development Authority, IDR
                  Bonds, GTD by ADP, Inc., 4.50% V/R,
                  11/15/17                                     4,890,000
   30,000,000   Harrisburg, PA, Authority RV, Adjusted
                  PA Pool Financing Fund, 4.00% V/R,
                  7/1/21                                      30,000,000
    2,590,000   Pennsylvania Intergovernmental Coop
                  Authority, Special Tax RV, MBIA
                  insured, 4.02% V/R, 6/15/23                  2,590,000
    4,200,000   Quakertown, PA, Health Care RV, Hospital
                  Group Pooled Financing, Series A, PNC
                  Bank, LOC, 3.95% V/R, 7/1/26                 4,200,000
                                                          --------------

TOTAL PENNSYLVANIA                                            52,780,000
                                                          --------------
 SOUTH CAROLINA (2.3%)
    2,000,000   Piedmont Municipal Power Agency, SC,
                  Electric RV, Series B, MBIA insured,
                  3.90% V/R, 1/1/19                            2,000,000
    5,855,000   South Carolina State Public Service
                  Authority, Utilities RV, FGIC insured,
                  4.02% V/R, 1/1/23                            5,855,000
    8,355,000   South Carolina State Public Service
                  Authority RV, Series SG-2, MBIA
                  insured, 4.02% V/R, 7/1/21                   8,355,000
    5,000,000   York County, SC, PCR Bonds, North
                  Carolina Electric Project, NRU, Series
                  84N-3, CFC insured, 3.50%, 9/15/14,
                  P/R 9/15/98 @ 100                            5,000,000

                                                                 [LOGO]
See Notes to Schedules of Investments and Notes to Financial Statements

 SCHEDULES OF INVESTMENTS (CONTINUED)                               MAY 31, 1998

--------------------------------------------------------------------------------

 FACE/SHARE                     SECURITY
   AMOUNT                     DESCRIPTION                     VALUE
------------------------------------------------------------------------
                MUNICIPAL MONEY MARKET FUND (continued)
------------------------------------------------------------------------
    1,120,000   York County, SC, PCR Bonds, Saluda River
                  Electric Cooperative, Pooled Series
                  84E-2, National Rural Utilities
                  Cooperative Finance, LOC, 3.45%,
                  8/15/14, puttable 8/15/98 @ 100         $    1,120,000
    1,000,000   York County, SC, SD #003, GO Bonds, Rock
                  Hill, COLL by USG, 7.50%, 6/1/02, P/R
                  6/1/98 @ 102                                 1,020,000
                                                          --------------

TOTAL SOUTH CAROLINA                                          23,350,000
                                                          --------------
 TEXAS (7.0%)
    1,100,000   Bexar County, TX, Housing Finance Corp.,
                  MFHR Bonds, Creightons Mill
                  Development Project, Series A, GTD by
                  New England Mutual Life Insurance Co.,
                  4.05% V/R, 8/1/06                            1,100,000
    4,950,000   Bexar County, TX, Housing Finance Corp.,
                  MFHR Bonds, Park Hill Development
                  Project, Series B, GTD by New England
                  Mutual Life Insurance Co., 4.05% V/R,
                  6/1/05                                       4,950,000
   25,500,000   City of Austin, TX, Morgan Guaranty,
                  LOC, 3.65%, 6/12/98                         25,500,000
   15,000,000   Harris County, TX, Health Care
                  Facilities RV, 4.15% V/R, 12/1/25,
                  mandatory tender 12/1/98 @ 100              15,000,000
    5,200,000   Harris County, TX, Housing Finance
                  Corp., MFHR Bonds, Arbor II Limited
                  Project, Guardian Savings & Loan, LOC,
                  3.95%, 10/1/05, mandatory put 10/1/98
                  @ 100                                        5,200,000
    3,770,000   Houston, TX, Water & Sewer Systems RV,
                  Municipal Trust Receipts, Series SG
                  120, FGIC insured, 4.02% V/R, 12/1/23        3,770,000
      920,000   Tarrant County, TX, MFHR Bonds, SF
                  Apartments Project, Suntrust Bank,
                  Nashville, LOC, 3.95% V/R, 11/1/17             920,000
    3,000,000   Texas State Department of Housing and
                  Community Affairs, SFM RV, Series PT
                  136, MBIA insured, 4.02% V/R, 3/1/17         3,000,000
    2,800,000   Texas State GO Bonds, Public Finance
                  Authority, Series A, 5.00%, 10/1/98          2,810,428
    1,250,000   Texas State GO Bonds, Texas Public
                  Finance Authority, Series A, COLL by
                  USG, 6.90%, 10/1/06, P/R 10/1/98 @ 100       1,262,382
    7,700,000   Trinity River, TX, IDA Bonds, ADP Inc.
                  Project, ADP Inc., LOC, 4.20% V/R,
                  1/1/13                                       7,700,000
                                                          --------------

TOTAL TEXAS                                                   71,212,810
                                                          --------------
 UTAH (3.3%)
    4,240,000   Davis County, UT, MFHR Bonds, Fox Creek
                  Apartments, Series A, 4.0% V/R,
                  7/15/27                                      4,240,000

 FACE/SHARE                     SECURITY
   AMOUNT                     DESCRIPTION                     VALUE
------------------------------------------------------------------------
                MUNICIPAL MONEY MARKET FUND (continued)
------------------------------------------------------------------------
    3,500,000   Intermountain Power Agency, UT, Power
                  Supply RV, Series E, AMBAC insured,
                  3.45%, 7/1/14, optional put 9/15/98 @
                  100                                     $    3,500,000
    5,000,000   Intermountain Power Agency, UT, Power
                  Supply RV, Series E, GTD by Morgan
                  Guaranty, 3.80%, 7/1/21, optional put
                  6/15/98 @ 100                                5,000,000
   21,000,000   State of Utah, 3.70%, 9/30/98                 21,000,000
                                                          --------------

TOTAL UTAH                                                    33,740,000
                                                          --------------
 VIRGINIA (1.2%)
   12,500,000   Harrisonburg, VA, MFHR Bonds, Rolling
                  Brook Village Apartments, Series A,
                  Guardian Savings & Loan, LOC, 3.70%,
                  2/1/26, mandatory put 2/1/99 @ 100          12,500,000
                                                          --------------
 WASHINGTON (4.7%)
    5,800,000   Port Seattle, WA, IDR Bonds, Sysco Food
                  Services Project, 3.95% V/R, 11/1/25         5,800,000
    4,620,000   Seattle, WA, GO Bonds, Series E, 5.00%,
                  10/1/98                                      4,638,406
    2,500,000   Seattle, WA, IDR Bonds, Longview Fibre
                  Co., 3.70% V/R, 1/1/03                       2,500,000
    7,900,000   Washington Public Power Supply System,
                  Power RV Receipts, Nuclear Project #1,
                  Series CMC2, 4.00% V/R, 7/1/07               7,900,000
    9,900,000   Washington Public Power Supply System,
                  Nuclear Project #2, Power RV, AMBAC
                  insured, 4.00% V/R, 7/1/07                   9,900,000
    1,000,000   Washington Public Power Supply System,
                  Power RV, Nuclear Project #3, Series
                  13, MBIA insured, 4.02% V/R, 7/1/15          1,000,000
   12,495,000   Washington State GO Bonds, FGIC insured,
                  3.75%, 1/1/22, mandatory tender 6/4/98
                  @ 100                                       12,495,000
      500,000   Washington State GO Bonds, Series A,
                  6.60%, 10/1/98                                 504,882
    3,380,000   Washington State Health Care Facilities
                  Authority RV, Catholic Health
                  Initiatives, Series B, MBIA insured,
                  4.25%, 12/1/98                               3,386,152
                                                          --------------

TOTAL WASHINGTON                                              48,124,440
                                                          --------------
 WISCONSIN (2.9%)
    1,000,000   Beloit & Rock County, WI, IDR Bonds, GTD
                  by CPC International, 5.44% V/R,
                  4/1/19                                       1,000,000
    1,405,000   Johnson Controls, Inc., Other RV,
                  Grantor Trust, Wachovia Corp., LOC,
                  4.00% V/R, 10/1/01                           1,405,000
    5,000,000   Manitowoc, WI, Public SD, Educational
                  Facilities, Bond Anticipation Notes,
                  4.00%, 10/1/98                               5,001,864

                                                                 [LOGO]
See Notes to Schedules of Investments and Notes to Financial Statements

 SCHEDULES OF INVESTMENTS (CONCLUDED)                               MAY 31, 1998

--------------------------------------------------------------------------------

 FACE/SHARE                     SECURITY
   AMOUNT                     DESCRIPTION                     VALUE
------------------------------------------------------------------------
                MUNICIPAL MONEY MARKET FUND (continued)
------------------------------------------------------------------------
    1,060,000   Milwaukee, WI, IDR Bonds, Longview Fibre
                  Co. Project, 3.70% V/R, 1/1/03          $    1,060,000
    6,500,000   Oshkosh, WI, Area SD, Educational
                  Facilities, Tax & Anticipation
                  Promissory Notes, 4.15%, 8/24/98             6,503,782
    9,635,000   Southeast Wisconsin Professional
                  Baseball Park District, Sales Tax RV,
                  MBIA insured, 4.02% V/R, 12/15/16            9,635,000
    1,000,000   Wisconsin State GO Bonds, Series 1,
                  4.70%, 11/1/98                               1,004,265
    3,475,000   Wisconsin State HEHFA RV, Series PA 183,
                  MBIA insured, 4.02% V/R, 8/15/17             3,475,000
                                                          --------------

TOTAL WISCONSIN                                               29,084,911
                                                          --------------
 FACE/SHARE                     SECURITY
   AMOUNT                     DESCRIPTION                     VALUE
------------------------------------------------------------------------
                MUNICIPAL MONEY MARKET FUND (continued)
------------------------------------------------------------------------
 WYOMING (0.7%)
    1,000,000   Green River, WY, PCR Bonds, Allied Corp.
                  Project, GTD by Allied Signal Corp.,
                  5.00% V/R, 12/1/12                      $    1,000,000
    6,500,000   Wyoming Community Development Authority,
                  Housing RV, Series 7B, 4.13%, 12/1/30,
                  mandatory put 8/27/98 @ 100                  6,504,446
                                                          --------------

TOTAL WYOMING                                                  7,504,446
                                                          --------------

TOTAL INVESTMENTS (100.0%)(a)                             $1,020,968,103
                                                          --------------
                                                          --------------

--------------------------------------------------------------------------------
                       NOTES TO SCHEDULES OF INVESTMENTS
--------------------------------------------------------------------------------

(a) Aggregate cost for federal tax purposes is the same for each Fund except U.S. Government Fund and Treasury Fund, which have federal tax costs of $2,258,231,875 and $964,448,042, respectively

ABBREVIATIONS

AMBAC      American Municipal Bond Assurance Corporation
BAN        Bond Anticipation Note
BPC        Borrowing Program Certificate
CAPMAC     Capital Market Assurance Corporation
COLL       Collateralized
COP        Certificate of Participation
EDA        Economic Development Authority
EFA        Educational Facilities Authority
ETM        Escrowed to Maturity
FFCB       Federal Farm Credit Bank
FGIC       Financial Guaranty Insurance Company
FHLB       Federal Home Loan Bank
FHLMC      Federal Home Loan Mortgage Corporation
FNMA       Federal National Mortgage Association
FSA        Financial Security Assurance, Inc.
GNMA       Government National Mortgage Association
GO         General Obligation
GTD        Guaranteed
HEFA       Higher Education Facilities Authority
HEHFA      Higher Education & Health Facilities Authority
HFA        Housing Finance Authority
IDA        Industrial Development Authority
IDR        Industrial Development Revenue
ISD        Independent School District
LOC        Letter of Credit
MBIA       Municipal Bond Insurance Association
MFHR       Multi Family Housing Revenue
NBD        National Bank Detroit
P/R        Prerefunded
PCR        Pollution Control Revenue
PFA        Public Finance Authority
RV         Revenue Bonds
SD         School District
SF         Single Family
SFM        Single Family Mortgage
SLMA       Student Loan Marketing Association
TAN        Tax Anticipation Note
TRAN       Tax & Revenue Anticipation Note
TVA        Tennessee Valley Authority
USG        U.S. Government
UST        U.S. Treasury
V/R        Variable rate -- these securities are deemed to have a
           maturity remaining until the next adjustment of the
           interest rate or the longer of the demand period or
           readjustment. The interest rates shown reflect the rate
           in effect on May 31, 1998

                                                                 [LOGO]
See Notes to Schedules of Investments and Notes to Financial Statements

                                 ANNUAL REPORT
                                  MAY 31, 1998

                          PRIME MONEY MARKET PORTFOLIO
                             MONEY MARKET PORTFOLIO

                             CORE TRUST (DELAWARE)

 INDEPENDENT AUDITORS' REPORT

--------------------------------------------------------------------------------

           To the Board of Trustees and Partners
           Core Trust (Delaware)

               We have audited the accompanying statements of assets and liabilities of two portfolios of Core Trust (Delaware), Prime Money Market Portfolio and Money Market Portfolio, (collectively, the "Portfolios"), including the schedules of investments, as of May 31, 1998, and the related statements of operations, statements of changes in net assets and financial highlights for the period from August 23, 1997 (commencement of operations) to May 31, 1998. These financial statements and financial highlights are the responsibility of the Portfolios' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

               We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of May 31, 1998, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

               In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Portfolios as of May 31, 1998, the results of their operations, changes in their net assets and financial highlights for the period from August 23, 1997 to May 31, 1998, in conformity with generally accepted accounting principles.

                                                    [LOGO]

           Boston, Massachusetts
           July 21, 1998

                                                           CORE TRUST (DELAWARE)

 STATEMENTS OF ASSETS AND LIABILITIES                               MAY 31, 1998

--------------------------------------------------------------------------------

                                                 PRIME MONEY           MONEY
                                                    MARKET             MARKET
                                                  PORTFOLIO          PORTFOLIO
                                               ----------------   ----------------
ASSETS
  Investments at cost (Note 2)...............  $  3,127,213,156   $  2,360,526,186
  Cash.......................................           117,269            111,446
  Receivable for interest and other
    receivables..............................        12,458,411         11,953,861
  Organization Costs, net of amortization
    (Note 2).................................            12,663             12,663
                                               ----------------   ----------------
TOTAL ASSETS.................................     3,139,801,499      2,372,604,156
                                               ----------------   ----------------

LIABILITIES
  Payable to custodian (Note 3)..............            27,675             21,322
  Payable to adviser (Note 3)................           878,817            200,477
  Payable to other related parties (Note
    3).......................................           132,007              4,593
  Accrued expenses and other liabilities.....            11,009              9,102
                                               ----------------   ----------------

TOTAL LIABILITIES............................         1,049,508            235,494
                                               ----------------   ----------------

NET ASSETS...................................  $  3,138,751,991   $  2,372,368,662
                                               ----------------   ----------------
                                               ----------------   ----------------

COMPONENTS OF NET ASSETS
  Investors' capital.........................  $  3,138,751,991   $  2,372,368,662
                                               ----------------   ----------------
                                               ----------------   ----------------

See Notes to Financial Statements                          CORE TRUST (DELAWARE)

 STATEMENTS OF OPERATIONS                           PERIOD ENDED MAY 31, 1998(a)

--------------------------------------------------------------------------------

                                                PRIME MONEY       MONEY
                                                  MARKET          MARKET
                                                 PORTFOLIO      PORTFOLIO
                                               -------------   ------------
INVESTMENT INCOME
  Interest income............................  $126,455,477    $ 97,103,729
                                               -------------   ------------
EXPENSES
  Advisory (Note 3)..........................     7,337,295       2,332,191
  Administration (Note 3)....................     1,098,165         842,979
  Custody (Note 3)...........................       231,222         180,185
  Accounting (Note 3)........................        71,887          70,387
  Legal (Note 3).............................        22,869          16,495
  Audit......................................        13,968          13,968
  Trustees...................................         4,087           3,352
  Amortization of organization costs (Note
    2).......................................         2,531           2,531
  Miscellaneous..............................        35,467          14,559
                                               -------------   ------------
TOTAL EXPENSES...............................     8,817,491       3,476,647
  Fees waived and expenses reimbursed (Note
    4).......................................             -      (1,484,619)
                                               -------------   ------------
NET EXPENSES.................................     8,817,491       1,992,028
                                               -------------   ------------
NET INVESTMENT INCOME........................   117,637,986      95,111,701
NET REALIZED LOSS FROM INVESTMENTS SOLD......       (42,987)        (21,885)
                                               -------------   ------------
INCREASE IN NET ASSETS RESULTING FROM
  OPERATIONS.................................  $117,594,999    $ 95,089,816
                                               -------------   ------------
                                               -------------   ------------

(a) For the period August 23, 1997 (date of commencement of operations), to May 31, 1998

See Notes to Financial Statements                          CORE TRUST (DELAWARE)

 STATEMENTS OF CHANGES IN NET ASSETS                   PERIOD ENDED MAY 31, 1998

--------------------------------------------------------------------------------

                                                        PRIME MONEY             MONEY
                                                           MARKET              MARKET
                                                         PORTFOLIO            PORTFOLIO
                                                      ----------------     ---------------
NET ASSETS -- AUGUST 23, 1997 (COMMENCEMENT OF
  OPERATIONS).....................................    $             -      $             -
                                                      ----------------     ---------------
OPERATIONS
  Net investment income...........................        117,637,986           95,111,701
  Net realized loss on investments sold...........            (42,987)             (21,885)
                                                      ----------------     ---------------
      Net increase in net assets resulting from
       operations.................................        117,594,999           95,089,816
                                                      ----------------     ---------------
TRANSACTIONS IN INVESTOR'S BENEFICIAL INTERESTS
  Contributions (Note 5)..........................      5,373,694,156        4,410,026,378
  Withdrawals.....................................     (2,352,537,164)      (2,132,747,532)
                                                      ----------------     ---------------
      Net increase from transactions in investors'
       beneficial interests.......................      3,021,156,992        2,277,278,846
                                                      ----------------     ---------------
      Net increase in net assets..................      3,138,751,991        2,372,368,662
                                                      ----------------     ---------------
NET ASSETS -- MAY 31, 1998........................    $ 3,138,751,991      $ 2,372,368,662
                                                      ----------------     ---------------
                                                      ----------------     ---------------

See Notes to Financial Statements                          CORE TRUST (DELAWARE)

 FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------

                                                                                                         RATIOS TO
                                                                                                          AVERAGE
                                                                                                       NET ASSETS(a)
                                                                                                       -------------
                                                                                                            NET
                                                                                                         EXPENSES
                                                                                                       -------------
PRIME MONEY MARKET PORTFOLIO
  August 23, 1997(c) to May 31, 1998.................................................................         0.40%

MONEY MARKET PORTFOLIO
  August 23, 1997(c) to May 31, 1998.................................................................         0.12%


                                                                                                            GROSS
                                                                                                         EXPENSES(b)
                                                                                                       ---------------
PRIME MONEY MARKET PORTFOLIO
  August 23, 1997(c) to May 31, 1998.................................................................          0.40%
MONEY MARKET PORTFOLIO
  August 23, 1997(c) to May 31, 1998.................................................................          0.21%


                                                                                                             NET

                                                                                                         INVESTMENT

                                                                                                           INCOME

                                                                                                       ---------------

PRIME MONEY MARKET PORTFOLIO
  August 23, 1997(c) to May 31, 1998.................................................................          5.36%

MONEY MARKET PORTFOLIO
  August 23, 1997(c) to May 31, 1998.................................................................          5.64%


(a) Annualized
(b) During the period, various fees were waived and reimbursed. The ratio of Gross Expenses to Average Net Assets reflects the expense ratio in the absence of any waivers and reimbursements (Note 4)
(c) Commencement of operations

See Notes to Financial Statements                          CORE TRUST (DELAWARE)

 NOTES TO FINANCIAL STATEMENTS                                      MAY 31, 1998

--------------------------------------------------------------------------------

 NOTE 1. ORGANIZATION

Core Trust (Delaware) ("Core Trust"), organized as a Delaware business trust, was formed on September 1, 1994. Core Trust, which is registered as an open-end management investment company under the Investment Company Act of 1940 (the "Act"), currently has twenty-one separate investment portfolios. These financial statements relate to Prime Money Market Portfolio and Money Market Portfolio (each a "Portfolio" and collectively the "Portfolios"), each of which is diversified. The Portfolios commenced operations on August 23, 1997. Interests in the Portfolios are sold in private placement transactions without any sales charge to qualified investors, including open-end management investment companies.

 NOTE 2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

These financial statements are prepared in accordance with generally accepted accounting principles, which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increase and decrease in net assets from operations during the fiscal period. Actual results could differ from those estimates. The following represent significant accounting policies of the Funds:

PORTFOLIO VALUATION - Core Trust determines the net asset value per share of each Portfolio as of 1:00 p.m., Pacific time, on each Portfolio business day utilizing the amortized cost method pursuant to Rule 2a-7 under the Act. Under this method, all investments purchased at a discount or premium are valued by accreting or amortizing, respectively, the difference between the original purchase price and the maturity value of the investment over the period to the investment's maturity.

REPURCHASE AGREEMENTS - The Portfolios may invest in repurchase agreements. Each Portfolio, through its custodian, receives delivery of the underlying collateral, whose market value must always equal or exceed the repurchase price. The investment adviser is responsible for determining the value of the underlying collateral at all times. In the event of default, a Portfolio may have difficulties with the disposition of such securities held as collateral.

ORGANIZATION COSTS - The costs incurred by each Portfolio in connection with its organization have been capitalized and are being amortized using the straight-line method over a five year period beginning on the commencement of each Portfolio's operations.

FEDERAL TAXES - The Portfolios are not required to pay federal income taxes on their net investment income and net capital gain as they are treated as partnerships for federal income tax purposes. All interest, dividends, gain and loss of a Portfolio are deemed to have been "passed through" to the partners in proportion to their holdings of the Portfolio.

SECURITIES TRANSACTIONS, INTEREST INCOME AND REALIZED GAIN AND LOSS - Securities transactions are recorded on a trade date basis, interest income is accrued as earned and realized gain and loss on investments sold are recorded on the basis of identified cost. The cost basis of investments for federal income tax purposes at May 31, 1998, is the same as for financial reporting purposes.

 NOTE 3. ADVISORY, SERVICING FEES AND OTHER TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISER - The investment adviser of Prime Money Market Portfolio and Money Market Portfolio is Norwest Investment Management, Inc. ("Adviser"), an indirect subsidiary of Norwest Corporation. The Adviser receives an advisory fee from Core Trust with respect to Prime Money Market Portfolio and Money Market Portfolio at annual rates of 0.40% and 0.20% , respectively, of the average daily net assets for the first $300 million of net assets of each Portfolio, declining to 0.32% and 0.12%, respectively, of the average daily net assets in excess of $700 million.

ADMINISTRATIVE - The administrator of Core Trust is Forum Administrative Services, LLC ("FAdS"). FAdS receives an administration fee of 0.05% of the average daily net assets of each Portfolio. In addition, for the period ended May 31, 1998, certain legal expenses were charged to the Portfolios by FAdS. The respective amounts for Prime Money Market Portfolio and Money Market Portfolio were $879 and $674.

CUSTODIAN - Norwest Bank, Minnesota, N.A., a subsidiary of Norwest Corporation, serves as the custodian for the Portfolios and receives a fee of 0.02% of the first $100 million of a Portfolio's average daily net assets, 0.015% of the next $100 million of a Portfolio's average daily net assets and 0.01% of a Portfolio's remaining average daily net assets.

PLACEMENT AGENT - Forum Financial Services, Inc.-Registered Trademark- acts as Core Trust's placement agent pursuant to a separate agreement with Core Trust and receives no compensation for its services.

OTHER SERVICE PROVIDERS - Forum Accounting Services, LLC ("FAcS") provides portfolio accounting and interestholder recordkeeping services to each Portfolio pursuant to a separate agreement.

 NOTE 4. WAIVERS AND REIMBURSEMENTS

For the period ended May 31, 1998, the Adviser voluntarily waived a portion of its advisory fees and FAdS voluntarily waived a portion of its administration fees for Money Market Portfolio in the amounts of $646,233 and $838,386, respectively. The Adviser and FAdS, at their discretion, may revise or discontinue the voluntary fee waivers at any time.

                                                           CORE TRUST (DELAWARE)

 NOTES TO FINANCIAL STATEMENTS (CONTINUED)                          MAY 31, 1998

--------------------------------------------------------------------------------

 NOTE 5. REORGANIZATION

In connection with the merger and division and the contemporaneous commencement of operations of certain Portfolios on August 23, 1997, certain investors contributed all or a portion of their net assets to the Portfolios. The fair market value and tax cost basis of those contributions is as follows:

                                                                                                 MARKET           TAX COST
PORTFOLIO                                                                                         VALUE             BASIS
-------------------------------------------------------------------------------------------  ---------------   ---------------
Prime Money Market Portfolio...............................................................  $ 2,699,819,155   $ 2,699,819,155
Money Market Portfolio.....................................................................    2,101,885,695     2,101,898,478

                                                           CORE TRUST (DELAWARE)

 SCHEDULES OF INVESTMENTS                                           MAY 31, 1998

--------------------------------------------------------------------------------

 FACE/SHARE                     SECURITY
   AMOUNT                     DESCRIPTION                     VALUE
------------------------------------------------------------------------
                      PRIME MONEY MARKET PORTFOLIO
------------------------------------------------------------------------
 ASSET BACKED SECURITIES (1.3%)
   42,386,942   WFP Tower B Finance Corp., Short-Term
                  STEERS Trust, Series A, 5.69% V/R,
                  12/8/98(a)                              $   42,386,942
                                                          --------------
 CERTIFICATES OF DEPOSIT (11.5%)
   50,000,000   Abbey National Treasury Services,
                  London, 5.75%, 2/26/99                      50,000,000
   16,000,000   Banco Espirito Santo e Comercial de
                  Lisboa, New York Branch, 5.74%,
                  3/26/99                                     15,997,500
   40,000,000   Bankers Trust Co., 5.91%, 8/7/98              39,993,614
   47,000,000   Banque Paribas, New York Branch, 5.73%,
                  3/29/99                                     46,984,228
  130,000,000   Deutsche Bank, New York Branch, 5.73%,
                  4/15/99                                    129,956,606
   25,000,000   Generale Bank, New York Branch, 6.02%,
                  12/16/98                                    25,000,970
   28,000,000   Societe Generale, New York Branch,
                  5.97%, 9/15/98                              27,996,115
   25,000,000   Societe Generale, New York Branch,
                  5.70%, 3/23/99                              24,989,353
                                                          --------------

TOTAL CERTIFICATES OF DEPOSIT                                360,918,386
                                                          --------------
 COMMERCIAL PAPER (55.0%)
   25,000,000   AGA Capital, Inc., 5.53%, 6/9/98(a)           24,969,278
   10,000,000   Ace Overseas Corp., 5.45%, 10/5/98(a)          9,809,251
   45,000,000   Asset Backed Capital Finance, Inc.,
                  5.78% V/R, 6/12/98(a)                       45,000,000
   10,000,000   Banca CRT Financial Corp., 5.41%, 8/7/98       9,899,314
   45,000,000   Banco Rio de La Plata St, Bayerische
                  Vereinsbank, AG, LOC, 5.47%, 12/7/98        43,711,653
   47,960,000   Bankers Trust New York Corp., 5.35%,
                  10/5/98                                     47,061,950
   24,972,000   Barton Capital Corp., 5.58%, 6/19/98(a)       24,902,328
   83,070,000   Bavaria GLB Corp., 5.51%, 7/15/98(a)          82,510,570
   45,000,000   CC (USA), Inc., 5.53%, 7/14/98(a)             44,702,763
   20,000,000   CC (USA), Inc., 5.59%, 7/15/98(a)             19,864,089
   64,855,000   CPI Funding Corp., 5.55%, 6/25/98(a)          64,613,793
   21,424,000   CPI Funding Corp., 5.50%, 8/25/98(a)          21,145,786
   25,000,000   Centre Square Funding Corp., 5.58%,
                  6/15/98(a)                                  24,945,750
   44,463,000   Citation Capital Corp., 5.58%,
                  7/21/98(a)                                  44,118,412
   10,000,000   Citation Capital Corp., 5.56%, 8/4/98(a)       9,901,156
   60,283,000   Citation Capital Corp. 5.50%, 9/1/98(a)       59,435,689
    7,310,000   City of New York, NY, 5.72%, 7/20/98           7,310,000
   10,000,000   COFCO Capital Corp., Credit Suisse First
                  Boston, LOC, 5.53%, 7/21/98                  9,923,195
    6,225,000   Cooperative Association of Tractor
                  Dealers, Inc., 5.51%, 7/13/98                6,184,984
   15,400,000   Cooperative Association of Tractor
                  Dealers, Inc., 5.40%, 8/7/98                15,245,230
   25,000,000   Corporate Asset Securitization Australia
                  Ltd., Inc., 5.55%, 6/10/98(a)               24,965,313
   25,000,000   Creditanstalt Finance, Inc., 5.38%,
                  7/27/98                                     24,790,778
   35,000,000   Diageo Capital plc, 5.40%, 7/27/98(a)         34,706,000

 FACE/SHARE                     SECURITY
   AMOUNT                     DESCRIPTION                     VALUE
------------------------------------------------------------------------
                PRIME MONEY MARKET PORTFOLIO (continued)
------------------------------------------------------------------------
   50,000,000   Diageo Capital plc, 5.40%, 7/28/98(a)     $   49,572,500
   30,000,000   Galicia Funding Corp., Dresdner Bank AG,
                  LOC, 5.60%, 6/12/98                         29,948,667
   14,323,000   Galleon Capital Corp., 5.53%, 6/1/98(a)       14,323,000
    9,895,000   Gotham Funding Corp., 5.59%, 6/5/98(a)         9,888,854
   11,000,000   Hitachi Credit America Corp., 5.52%,
                  7/8/98                                      10,937,594
   40,000,000   Lexington Parker Capital Co. LLC.,
                  5.50%, 8/21/98(a)                           39,505,000
   22,000,000   Market Street Funding Corp., 5.54%,
                  6/2/98(a)                                   21,996,614
   30,354,000   Market Street Funding Corp., 5.54%,
                  6/16/98(a)                                  30,283,933
   10,000,000   Mitsubishi Motor Credit, 5.63%, 6/15/98        9,978,087
   50,000,000   Old Line Funding Corp., 5.54%, 6/1/98(a)      50,000,000
   37,000,000   Pacific Dunlop Holdings, Inc., 5.54%,
                  6/5/98(a)                                   36,977,245
   41,083,000   Perry Funding Corp., 5.57%, 6/1/98(a)         41,083,000
   35,000,000   Perry Funding Corp., 5.57%, 8/17/98(a)        34,583,024
   18,088,000   Repeat Offering Securitization Entity,
                  5.57%, 7/28/98(a)                           17,928,479
   36,000,000   Royal Bank of Canada, 5.38%, 7/28/98          35,693,340
   34,000,000   San Paulo US Financial Corp., 5.49%,
                  7/13/98                                     33,782,230
   10,000,000   Sigma Finance Corp., 5.71%, 6/15/98(a)         9,977,794
   20,000,000   Silver Tower US Funding Corp., 5.54%,
                  8/13/98(a)                                  19,775,525
   12,550,000   Silver Tower US Funding Corp., 5.53%,
                  8/14/98(a)                                  12,407,342
   46,000,000   Silver Tower US Funding Corp., 5.54%,
                  11/18/98(a)                                 44,796,590
   23,424,000   Silver Tower US Funding Corp., 5.53%,
                  11/30/98(a)                                 22,769,131
   13,500,000   Sinochem American C.P., Inc., Credit
                  Suisse First Boston, LOC, 5.54%,
                  6/17/98                                     13,466,760
    6,000,000   Special Purpose Accounts Receivables
                  Cooperative Corp., 5.55%, 7/31/98(a)         5,944,500
   25,000,000   Special Purpose Accounts Receivables
                  Cooperative Corp., 5.55%, 8/12/98(a)        24,722,500
    8,000,000   Sunkyoung America, Inc., Credit Suisse
                  LOC, 5.50%, 7/9/98                           7,953,556
   46,947,000   Sydney Capital Corp., 5.55%, 6/9/98(a)        46,889,099
   24,492,000   Sydney Capital Corp., 5.51%, 7/1/98(a)        24,379,541
   17,000,000   TI Group, Inc., 5.77%, 6/2/98                 16,997,275
   10,000,000   TI Group, Inc., 5.77%, 6/18/98                 9,972,753
    8,500,000   TI Group, Inc., 5.60%, 6/26/98                 8,466,945
   20,000,000   TI Group, Inc., 5.53%, 11/9/98                19,505,373
   46,000,000   Thames Asset Global Securitization,
                  Inc., 5.57%, 6/18/98(a)                     45,879,196
   41,000,000   Thames Asset Global Securitization,
                  Inc., 5.52%, 7/6/98(a)                      40,779,967
   37,111,000   Thames Asset Global Securitization,
                  Inc., 5.52%, 7/15/98(a)                     36,860,625
   26,448,000   Three Rivers Funding Corp., 5.55%,
                  6/18/98(a)                                  26,378,684
   29,000,000   Toshiba Capital (Asia) Ltd., 5.52%,
                  6/19/98                                     28,919,960

See Notes to Schedules of Investments and Notes to Financial Statements
                                                           CORE TRUST (DELAWARE)

 SCHEDULES OF INVESTMENTS  (CONTINUED)                              MAY 31, 1998

--------------------------------------------------------------------------------

 FACE/SHARE                     SECURITY
   AMOUNT                     DESCRIPTION                     VALUE
------------------------------------------------------------------------
                PRIME MONEY MARKET PORTFOLIO (continued)
------------------------------------------------------------------------
   11,960,000   Toshiba International Finance (UK),
                  5.54%, 6/18/98                          $   11,928,711
   11,000,000   Toshiba International Finance (UK),
                  5.52%, 7/6/98                               10,940,967
    8,400,000   Toshiba International Finance (UK),
                  5.52%, 7/10/98                               8,349,768
   20,660,000   Trident Capital Finance, Inc., 5.58%,
                  6/11/98(a)                                  20,627,977
   34,750,000   Yamaha Motors Owner Trust, 5.66%,
                  6/15/98(a)                                  34,684,317
                                                          --------------
TOTAL COMMERCIAL PAPER                                     1,719,573,705
                                                          --------------
 CORPORATE NOTES (11.3%)
   28,000,000   Asset Backed Trust 1995 Series A-1,
                  5.65% V/R, 12/10/98(a)                      28,000,000
   28,000,000   Asset Backed Trust 1995 Series A-3,
                  5.68% V/R, 4/15/99(a)                       28,000,000
   10,000,000   Asset Backed Trust 1996 Series A-4,
                  5.67% V/R, 1/15/99(a)                       10,000,000
   15,000,000   Asset Backed Trust 1997 Series C, 5.66%
                  V/R, 6/15/98(a)                             15,000,000
    3,000,000   Beneficial Corp., 8.83%, 6/15/98               3,002,890
   20,000,000   Beta Finance, Inc., 6.00%, 10/30/98(a)        20,000,000
   25,000,000   BRAVO Trust Series 1997-1, 5.71% V/R,
                  10/15/98(a)                                 25,000,473
   30,000,000   Bear Stearns & Co., Inc., 5.81% V/R,
                  3/15/01                                     30,000,000
   14,000,000   Centauri Corp., 6.17%, 6/3/98(a)              14,000,000
   30,000,000   Compagnie Bancaire (USA) Funding, Inc.,
                  6.03%, 9/17/98                              30,000,798
    6,000,000   Compagnie Bancaire (USA) Funding, Inc.,
                  6.15%, 12/28/98                              6,016,015
   15,000,000   CS First Boston, Inc., 5.78% V/R,
                  5/15/99                                     15,000,000
   20,000,000   Medium Term Structured Enhanced Return
                  Trust (STEERS), Series 1997 A-27,
                  5.71% V/R, 8/21/98                          20,000,000
   20,000,000   Medium Term Structured Enhanced Return
                  Trust (STEERS), Series 1997 A-28,
                  5.65% V/R, 9/23/98(a)                       20,000,000
   40,000,000   Morgan Stanley Group, Inc., 5.79% V/R,
                  3/15/01, puttable 5/15/99                   40,000,000
   30,000,000   Morgan Stanley Group, Inc., 5.73% V/R,
                  5/15/01, puttable 5/15/99                   30,000,000
   20,000,000   Restructured Asset Certificates, Series
                  1996 MM-2-2, 5.84% V/R, 1/10/00(a)          20,000,000
                                                          --------------
TOTAL CORPORATE NOTES                                        354,020,176
                                                          --------------
 FLOATING RATE FUNDING AGREEMENTS (6.9%)
  115,000,000   General American Life Insurance Co.,
                  5.84% V/R, 3/20/30                         115,000,000
   30,000,000   Providian Life & Health Insurance Co.,
                  5.78% V/R, 6/1/99                           30,000,000
   40,000,000   Providian Life & Health Insurance Co.,
                  5.77% V/R, 6/18/99                          40,000,000

 FACE/SHARE                     SECURITY
   AMOUNT                     DESCRIPTION                     VALUE
------------------------------------------------------------------------
                PRIME MONEY MARKET PORTFOLIO (continued)
------------------------------------------------------------------------
   30,000,000   Transamerica Life Insurance, 5.66% V/R,
                  4/12/99                                 $   30,000,000
                                                          --------------

TOTAL FLOATING RATE FUNDING AGREEMENTS                       215,000,000
                                                          --------------
 MASTER NOTES (1.0%)
   20,000,000   American General Finance, Inc.                20,000,000
   10,000,000   General Electric Co.                          10,000,000
                                                          --------------

TOTAL MASTER NOTES                                            30,000,000
                                                          --------------
 MUNICIPAL BONDS & NOTES (0.4%)
    4,700,000   Durham, NC, COP, Series B, 5.54% V/R,
                  7/1/03                                       4,700,000
      590,000   Kalamazoo Funding Co., Old Kent Bank,
                  LOC, 5.70% V/R, 12/15/26                       590,000
    1,105,000   Kalamazoo Funding Co., Old Kent Bank,
                  LOC, 5.70% V/R, 12/15/26                     1,105,000
    1,235,000   Kalamazoo Funding Co., Old Kent Bank,
                  LOC, 5.70% V/R, 12/15/26                     1,235,000
      665,000   Kalamazoo Funding Co., Old Kent Bank,
                  LOC, 5.70% V/R, 12/15/26                       665,000
      690,000   Kalamazoo Funding Co., Old Kent Bank,
                  LOC, 5.70% V/R, 12/15/26                       690,000
    1,555,000   Kalamazoo Funding Co., Old Kent Bank,
                  LOC, 5.70% V/R, 12/15/26                     1,555,000
    1,300,000   Prince William County, VA, Taxable
                  Notes, Series A, Wachovia Bank of
                  North Carolina, LOC, 5.54% V/R, 3/1/17       1,300,000
                                                          --------------

TOTAL MUNICIPAL BONDS & NOTES                                 11,840,000
                                                          --------------
 TIME DEPOSITS (12.6%)
   35,000,000   ABN Amro Bank N.V., 5.69%, 6/1/98             35,000,000
   27,800,000   Banque Paribas, 5.75%, 6/1/98                 27,800,000
   67,000,000   Credit Suisse, 5.59%, 6/1/98                  67,000,000
  105,000,000   Erste Bank de Oestereich, 5.69%, 6/1/98      105,000,000
   26,673,946   PNC Bank, N.A. Nassau, 5.66%, 6/1/98          26,673,947
  132,000,000   Union Bank of Switzerland, 5.69%, 6/1/98     132,000,000
                                                          --------------

TOTAL TIME DEPOSITS                                          393,473,947
                                                          --------------

TOTAL INVESTMENTS (100.00%)                               $3,127,213,156
                                                          --------------
                                                          --------------
------------------------------------------------------------------------
                         MONEY MARKET PORTFOLIO
------------------------------------------------------------------------
 ASSET BACKED SECURITIES (1.5%)
   34,501,000   WFP Tower B Finance Corp., Short-Term
                  STEERS Trust, Series A, 5.69% V/R,
                  12/8/98(a)                              $   34,501,000
                                                          --------------
 CERTIFICATES OF DEPOSIT (15.6%)
   40,000,000   Abbey National Treasury Services,
                  London, 5.75%, 2/26/99                      40,000,000

See Notes to Schedules of Investments and Notes to Financial Statements
                                                           CORE TRUST (DELAWARE)

 SCHEDULES OF INVESTMENTS  (CONTINUED)                              MAY 31, 1998

--------------------------------------------------------------------------------

 FACE/SHARE                     SECURITY
   AMOUNT                     DESCRIPTION                     VALUE
------------------------------------------------------------------------
                   MONEY MARKET PORTFOLIO (continued)
------------------------------------------------------------------------
   50,000,000   Banco Espirito Santo e Comercial de
                  Lisboa, NY Branch, 5.74%, 3/26/99       $   49,992,180
   27,200,000   Bankers Trust Co., 5.91%, 8/7/98              27,195,661
   40,000,000   Banque Paribas, New York Branch, 5.73%,
                  3/29/99                                     39,986,578
   68,000,000   Deutsche Bank, New York Branch, 5.73%,
                  4/15/99                                     67,977,304
   15,000,000   Generale Bank, New York Branch, 6.02%,
                  12/16/98                                    15,000,582
   15,255,000   Kansallis-Osake-Pankki New York Branch,
                  Merita Bank Ltd., 9.75%, 12/15/98           15,576,636
   12,100,000   Royal Bank of Canada, New York Branch,
                  5.80%, 10/1/98                              12,104,867
   20,000,000   Societe Generale, New York Branch,
                  5.97%, 9/15/98                              19,997,226
   25,000,000   Societe Generale, New York Branch,
                  5.70%, 3/23/99                              24,989,353
   55,000,000   Societe Generale, New York Branch,
                  5.80%, 4/28/99                              54,980,905
                                                          --------------

TOTAL CERTIFICATES OF DEPOSIT                                367,801,292
                                                          --------------
 COMMERCIAL PAPER (48.2%)
   14,200,000   AGA Capital, Inc., 5.53%, 6/4/98(a)           14,193,456
   36,750,000   Ace Overseas Corp., 5.55%, 6/10/98(a)         36,699,009
   10,000,000   Ace Overseas Corp., 5.45%, 10/5/98             9,809,252
   40,000,000   Asset Backed Capital Finance, Inc.,
                  5.78% V/R, 6/12/98(a)                       40,000,000
   21,000,000   Asset Backed Capital Finance, Inc.,
                  5.51%, 7/8/98(a)                            20,881,076
   14,500,000   Asset Backed Capital Finance, Inc.,
                  5.57%, 7/22/98(a)                           14,385,583
    5,000,000   Banca CRT Financial Corp., 5.60%,
                  6/15/98                                      4,989,111
    5,000,000   Banca CRT Financial Corp., 5.60%, 7/6/98       4,972,778
   10,000,000   Banca CRT Financial Corp., 5.40%, 8/3/98       9,905,500
   12,500,000   Banca CRT Financial Corp., 5.55%,
                  10/8/98                                     12,251,407
   12,000,000   Banca CRT Financial Corp., 5.55%,
                  10/15/98                                    11,748,400
   40,000,000   Banco Rio de La Plata St, Bayerische
                  Vereinsbank, A.G., LOC, 5.47%, 12/7/98      38,851,301
   20,000,000   Banner Receivables Corp., 5.59%,
                  6/4/98(a)                                   19,990,683
   23,102,000   Bavaria GLB Corp., 5.52%, 6/16/98(a)          23,048,866
   24,050,000   Bavaria Universal Funding, 5.54%,
                  6/12/98(a)                                  24,009,289
   18,000,000   Beta Finance, Inc., 5.40%, 7/16/98(a)         17,878,500
   17,000,000   CC (USA), Inc., 5.58%, 6/11/98(a)             16,973,650
   10,000,000   CC (USA), Inc., 5.56%, 7/15/98(a)              9,932,045
   29,000,000   CC (USA), Inc., 5.55%, 8/11/98(a)             28,682,571
   20,000,000   CPI Funding Corp., 5.55%, 6/25/98(a)          19,925,734
   24,300,000   Centre Square Funding Corp., 5.58%,
                  6/15/98(a)                                  24,247,269
    8,600,000   Certain Funding Corp., 5.60%, 8/10/98(a)       8,506,356
   16,461,000   Citation Capital Corp., 5.56%, 8/4/98(a)      16,298,292
   20,300,000   Cooperative Association of Tractor
                  Dealers, 5.51%, 7/13/98                     20,169,505
   50,000,000   Corporate Asset Securitization Australia
                  Ltd., Inc., 5.55%, 6/8/98(a)                49,946,042

 FACE/SHARE                     SECURITY
   AMOUNT                     DESCRIPTION                     VALUE
------------------------------------------------------------------------
                   MONEY MARKET PORTFOLIO (continued)
------------------------------------------------------------------------
   25,000,000   Corporate Asset Securitization Australia
                  Ltd., Inc., 5.55%, 7/15/98(a)           $   24,831,639
   19,000,000   Creditanstalt Finance, Inc., 5.38%,
                  7/27/98                                     18,840,991
   10,000,000   Galicia Funding Corp., Dresdner Bank AG,
                  LOC, 5.60%, 6/12/98                          9,982,889
   25,000,000   Lexington Parker Capital Co. LLC.,
                  5.41%, 7/24/98(a)                           24,800,882
   10,000,000   Lexington Parker Capital Co. LLC.,
                  5.50%, 8/21/98(a)                            9,876,251
   20,266,000   Lexington Parker Capital Co. LLC.,
                  5.49%, 10/8/98(a)                           19,867,318
   41,436,000   Lexington Parker Capital Co. LLC.,
                  5.47%, 10/16/98(a)                          40,573,452
   35,000,000   Market Street Funding Corp., 5.54%,
                  6/2/98(a)                                   34,994,614
   27,108,000   Old Line Funding Corp., 5.54%, 6/1/98(a)      27,108,000
    7,404,000   Old Line Funding Corp., 5.54%,
                  6/11/98(a)                                   7,392,606
   13,500,000   Orix America, Inc., 5.32%, 10/9/98            13,240,650
   14,400,000   Pacific Dunlop Holdings, Inc., 5.54%,
                  6/2/98(a)                                   14,397,786
   35,000,000   Perry Funding Corp., 5.57%, 6/1/98(a)         35,000,000
   38,749,000   Perry Funding Corp., 5.57%, 8/17/98(a)        38,287,360
   28,000,000   Royal Bank of Canada, 5.38%, 7/28/98          27,761,487
    5,000,000   Sigma Finance Corp., 5.71%, 6/15/98(a)         4,988,897
   18,420,000   Sigma Finance Corp., 5.47%, 10/1/98(a)        18,078,545
   19,815,000   Silver Tower US Funding Corp., 5.54%,
                  8/13/98(a)                                  19,592,602
   20,100,000   Silver Tower US Funding Corp., 5.54%,
                  11/18/98(a)                                 19,574,163
   31,250,000   SunkYong America, Inc., Credit Suisse,
                  LOC, 5.53%, 6/17/98                         31,173,195
   20,000,000   Sydney Capital Corp., 5.51%, 7/1/98(a)        19,908,167
   15,000,000   TI Group, Inc., 5.50%, 10/23/98               14,670,001
   10,000,000   TI Group, Inc., 5.53%, 11/9/98                 9,752,686
   62,000,000   Thames Asset Global Securitization,
                  Inc., 5.57%, 6/18/98(a)                     61,837,159
   32,504,000   Thames Asset Global Securitization,
                  Inc., 5.52%, 7/6/98(a)                      32,329,562
   16,784,000   Three Rivers Funding Corp., 5.52%,
                  7/17/98(a)                                  16,665,617
   11,526,000   Trident Capital Finance, Inc., 5.58%,
                  6/12/98(a)                                  11,506,348
   32,850,000   Yamaha Motors Owner Trust, 5.66%,
                  6/15/98(a)                                  32,778,077
                                                          --------------

TOTAL COMMERCIAL PAPER                                     1,138,106,619
                                                          --------------
 CORPORATE NOTES (12.2%)
   19,000,000   Asset Backed Trust 1995 Series A-1,
                  5.65% V/R, 12/10/98(a)                      19,000,000
   22,000,000   Asset Backed Trust 1995 Series A-3,
                  5.68% V/R, 4/15/99(a)                       22,000,000
    5,000,000   Asset Backed Trust 1996 Series A-4,
                  5.67% V/R, 1/15/99(a)                        5,000,000
   10,000,000   Asset Backed Trust 1997 Series C, 5.66%
                  V/R, 6/15/98(a)                             10,000,000
    2,500,000   BT Securities Corp., 5.93% V/R, 9/1/98         2,501,285

See Notes to Schedules of Investments and Notes to Financial Statements
                                                           CORE TRUST (DELAWARE)

 SCHEDULES OF INVESTMENTS  (CONCLUDED)                              MAY 31, 1998

--------------------------------------------------------------------------------

 FACE/SHARE                     SECURITY
   AMOUNT                     DESCRIPTION                     VALUE
------------------------------------------------------------------------
                   MONEY MARKET PORTFOLIO (continued)
------------------------------------------------------------------------
   20,000,000   Bear Stearns & Co., Inc., 5.81% V/R,
                  5/15/99                                 $   20,000,000
    3,000,000   Beneficial Corp., 8.83%, 6/15/98               3,002,890
   20,000,000   Beta Finance, Inc., 6.00%, 10/30/98(a)        20,000,000
   20,000,000   BRAVO Trust Series 1997-1, 5.71% V/R,
                  10/15/98(a)                                 20,000,378
   15,000,000   CC (USA), Inc., 6.20%, 6/3/98(a)              15,000,054
   10,000,000   CS First Boston, Inc., 5.78% V/R,
                  6/15/99                                     10,000,000
   11,000,000   Centauri Corp., 6.17%, 6/3/98(a)              11,000,000
   20,000,000   Compagnie Bancaire (USA) Funding, Inc.,
                  6.03%, 9/17/98                              20,000,532
   10,100,000   Japan Financial Corp., 9.25%, 9/21/98         10,195,258
   20,000,000   Medium Term Structured Enhanced Return
                  Trust (STEERS), Series 1997 A-27,
                  5.71% V/R, 8/21/98(a)                       20,000,000
   20,000,000   Medium Term Structured Enhanced Return
                  Trust (STEERS), Series 1997 A-28,
                  5.65% V/R, 9/23/98(a)                       20,000,000
   30,000,000   Morgan Stanley Group, Inc., 5.79% V/R,
                  3/15/01, puttable 6/15/99                   30,000,000
   20,000,000   Morgan Stanley Group, Inc., 5.73% V/R,
                  5/15/01, puttable 6/15/99                   20,000,000
   10,000,000   Restructured Asset Certificates, Series
                  1996 MM-2-2, 5.84% V/R, 1/10/00(a)          10,000,000
                                                          --------------

TOTAL CORPORATE NOTES                                        287,700,397
                                                          --------------
 FLOATING RATE FUNDING AGREEMENTS (6.8%)
   85,000,000   General American Life Insurance Co.,
                  5.84% V/R, 3/20/30                          85,000,000
   35,000,000   Providian Life & Health Insurance Co.,
                  5.77% V/R, 4/18/99                          35,000,000
   20,000,000   Providian Life & Health Insurance Co.,
                  5.78% V/R, 6/1/99                           20,000,000
   20,000,000   Transamerica Life Insurance, 5.66% V/R,
                  4/12/99                                     20,000,000
                                                          --------------

TOTAL FLOATING RATE FUNDING AGREEMENTS                       160,000,000
                                                          --------------
 MASTER NOTES (0.8%)
   10,000,000   American General Finance, Inc., 5.61%         10,000,000
   10,000,000   General Electric Co., 5.59%                   10,000,000
                                                          --------------

TOTAL MASTER NOTES                                            20,000,000
                                                          --------------
 MUNICIPAL NOTES (0.4%)
    3,600,000   Durham, NC, COP, Series B, Wachovia
                  Bank, LOC, 5.54% V/R, 7/1/03                 3,600,000
      460,000   Kalamazoo Funding Co., Old Kent Bank,
                  LOC, 5.70% V/R, 12/15/26                       460,000

 FACE/SHARE                     SECURITY
   AMOUNT                     DESCRIPTION                     VALUE
------------------------------------------------------------------------
                   MONEY MARKET PORTFOLIO (continued)
------------------------------------------------------------------------
      860,000   Kalamazoo Funding Co., Old Kent Bank,
                  LOC, 5.70% V/R, 12/15/26                $      860,000
      965,000   Kalamazoo Funding Co., Old Kent Bank,
                  LOC, 5.70% V/R, 12/15/26                       965,000
      435,000   Kalamazoo Funding Co., Old Kent Bank,
                  LOC, 5.70% V/R, 12/15/26                       435,000
      410,000   Kalamazoo Funding Co., Old Kent Bank,
                  LOC, 5.70% V/R, 12/15/26                       410,000
    1,135,000   Kalamazoo Funding Co., Old Kent Bank,
                  LOC, 5.70% V/R, 12/15/26                     1,135,000
    1,380,000   Kalamazoo Funding Co., Old Kent Bank,
                  LOC, 5.70% V/R, 12/15/26                     1,380,000
    1,000,000   Prince William County, VA, Taxable
                  Notes, Series A, Wachovia Bank of
                  North Carolina, LOC, 5.54% V/R, 3/1/17       1,000,000
                                                          --------------

TOTAL MUNICIPAL NOTES                                         10,245,000
                                                          --------------
 TIME DEPOSITS (14.5%)
   20,000,000   ABN AMRO Toronto Branch, 5.69%, 6/1/98        20,000,000
   10,000,000   Banque Paribas Canada, Toronto, 5.75%,
                  6/1/98                                      10,000,000
   60,000,000   Credit Suisse, 5.60%, 6/1/98                  60,000,000
   95,000,000   Erste Bank der Oestereich, 5.69%, 6/1/98      95,000,000
   32,171,878   PNC Bank, N.A., 5.66%, 6/1/98                 32,171,878
   40,000,000   Union Bank of Switzerland, 5.60%, 6/1/98      40,000,000
   85,000,000   Union Bank of Switzerland, 5.69%, 6/1/98      85,000,000
                                                          --------------

TOTAL TIME DEPOSITS                                          342,171,878
                                                          --------------

TOTAL INVESTMENTS (100.0%)                                $2,360,526,186
                                                          --------------
                                                          --------------

--------------------------------------------------------------------------------
                       NOTES TO SCHEDULES OF INVESTMENTS
--------------------------------------------------------------------------------
(a) Securities that may be resold to "qualified institutional buyers" under rule 144A or securities offered pursuant to 4(2) of the Securities Act of 1933, as amended. The Board of Trustees has determined these securities to be liquid.

ABBREVIATIONS

COP        Certificate of Participation
LOC        Letter of Credit
V/R        Variable rate -- these securities are deemed to have a
                         maturity remaining until the next adjustment
                         of the interest rate or the longer of the
                         demand period or readjustment. The interest
                         rates shown reflect the rate in effect on
                         May 31, 1998.

See Notes to Schedules of Investments and Notes to Financial Statements
                                                           CORE TRUST (DELAWARE)

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-C- 1998 NORWEST ADVANTAGE FUNDS 7/98


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